UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act File Number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


CMA Arizona Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
Arizona - 102.0%     $   1,050   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                                 Refunding Bonds, VRDN, AMT, Senior-Series A-1, 4.40% due 12/01/2005 (a)                $   1,056

                         8,000   Arizona School District, TAN, Financing Program, COP, 3% due 7/30/2005                     8,009

                                 Arizona School Facilities Board, COP, VRDN (a):
                         2,500       PUTTERS, Series 940, 2.58% due 3/01/2011 (c)                                           2,500
                         3,110       Refunding, ROCS, Series II-R-7001, 2.58% due 9/01/2017 (f)                             3,110

                         5,270   Arizona School Facilities Board, Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 483, 2.58% due 7/01/2012 (a)(b)                                                     5,270

                                 Arizona State Transportation Board, Excise Tax Revenue Bonds (Maricopa County
                                 Regional Area Road Fund) (a):
                         1,500       5% due 7/01/2005                                                                       1,500
                         4,980       5.75% due 7/01/2005                                                                    4,981

                                 Arizona Tourism and Sports Authority, Tax Revenue Bonds, VRDN (a)(c):
                         5,250       PUTTERS, Series 690, 2.58% due 7/01/2011                                               5,250
                         2,505       ROCS, Series II-R-2134, 2.58% due 7/01/2021                                            2,505

                         2,100   Avondale, Arizona, IDA, IDR, Refunding (National Health Investors), VRDN, 2.40%
                                 due 12/01/2014 (a)                                                                         2,100

                         2,200   Casa Grande, Arizona, IDA, IDR (Price Companies Inc. Project), VRDN, AMT, Series A,
                                 2.61% due 12/01/2017 (a)                                                                   2,200

                         1,100   Chandler, Arizona, IDA, IDR (Red Rock Stamping Company Project), VRDN, AMT, 2.69%
                                 due 2/01/2020 (a)                                                                          1,100

                         8,000   Cochise County, Arizona, Pollution Control Corporation, Solid Waste Disposal
                                 Revenue Bonds (Arizona Electric Power Co-Operative Inc. Project), MPUT, AMT,
                                 2.30% due 9/01/2005 (a)                                                                    8,000

                                 Coconino County, Arizona, Pollution Control Corporation Revenue Bonds, VRDN, AMT (a):
                         2,800       (Arizona Public Service Co.-Navajo Project), Series A, 2.57% due 10/01/2029            2,800
                           870       (Arizona Public Service Co. Project), 2.57% due 11/01/2033                               870

                         7,000   Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN,
                                 Series 420, 2.60% due 1/01/2010 (a)                                                        7,000

                         4,865   Maricopa County, Arizona, IDA, IDR (Trans-Matic Manufacturing Production Project),
                                 VRDN, AMT, 2.61% due 10/01/2026 (a)                                                        4,865


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MPUT       Mandatory Put
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA Arizona Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
Arizona                          Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds, VRDN,
(concluded)                      AMT (a)(e):
                     $   2,540       (Las Gardenias Apartments LP Project), Series A, 2.60% due 4/15/2033               $   2,540
                         3,600       (San Martin Apartments Project), Series A-1, 2.60% due 6/15/2035                       3,600
                         4,000       (San Remo Apartments Project), 2.60% due 9/15/2035                                     4,000
                         6,300       (Villas Solanas Apartments), Series A, 2.60% due 11/15/2032                            6,300

                                 Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds (a):
                        13,465       FLOATS, VRDN, AMT, Series 707, 2.62% due 12/01/2036                                   13,465
                         5,201       Series A, 3.171% due 9/01/2005                                                         5,201

                         2,500   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Wastewater System,
                                 Revenue Refunding Bonds, VRDN, Series A, 2.25% due 7/01/2023 (a)(c)                        2,500

                                 Phoenix, Arizona, IDA, M/F Housing Revenue Bonds, VRDN (a):
                         1,000       (Bell Square Apartments Project), 2.35% due 6/01/2025                                  1,000
                         8,420       (Mariners Pointe Apartments Project), AMT, Series A, 2.40% due 10/01/2023              8,420

                                 Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds, VRDN (a):
                         4,000       (Paradise Lakes Apartments Project), 2.35% due 7/01/2025                               4,000
                         3,295       (Westward Housing Apartments Project), AMT, Series A, 2.64% due 4/01/2033              3,295

                                 Phoenix, Arizona, IDA, Revenue Bonds, VRDN, AMT (a):
                         5,170       (Leggett & Platt Inc. Project), 2.64% due 7/01/2029                                    5,170
                         1,000       (Safeway Inc. Ice Cream Plant Project), MPUT, 2.50% due 10/01/2005                     1,000
                         3,115       (Swift Aviation Services Inc. Project), 2.58% due 7/01/2024                            3,115

                                 Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds (a):
                         8,148       AMT, Series A, 3.142% due 7/01/2005                                                    8,148
                         8,148       VRDN, Series A, 3.34% due 5/01/2006                                                    8,148

                         2,895   Pima County, Arizona, GO, 5% due 7/01/2005 (a)(d)                                          2,895

                         1,500   Pima County, Arizona, IDA, IDR, Refunding (Brush Wellman Inc. Project), VRDN,
                                 2.63% due 9/01/2009 (a)                                                                    1,500

                         4,770   Pima County, Arizona, IDA, Revenue Bonds (Lease Purchase), VRDN, 2.70% due
                                 6/01/2007 (a)                                                                              4,770

                         2,055   Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, 3.28% due 2/04/2012 (a)       2,055

                         3,100   Special Fund of Industrial Arizona, CP, 2.70% due 7/05/2005                                3,100

                         2,260   Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales Project), VRDN, AMT, 2.72%
                                 due 8/01/2025 (a)                                                                          2,260

                         3,460   Tucson, Arizona, IDA, Revenue Bonds (United Way Capital Corporation Project),
                                 VRDN, 2.76% due 6/01/2021 (a)                                                              3,460

                         6,500   Verrado Western Overlay Community Facilities District, Arizona, GO, VRDN, 2.38%
                                 due 7/01/2029 (a)                                                                          6,500


Puerto Rico - 2.4%               Government Development Bank of Puerto Rico, CP:
                         1,900       2.90% due 7/01/2005                                                                    1,900
                         2,000       3.05% due 7/19/2005                                                                    2,000

                                 Total Investments (Cost - $173,458*) - 104.4%                                            173,458
                                 Liabilities in Excess of Other Assets - (4.4%)                                           (7,294)
                                                                                                                        ---------
                                 Net Assets - 100.0%                                                                    $ 166,164
                                                                                                                        =========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b) AMBAC Insured.

(c) MBIA Insured.

(d) FSA Insured.

(e) FNMA Collateralized.

(f) FGIC Insured.

  * Cost for federal income tax purposes.


CMA California Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                       Face
                       Amount      Municipal Bonds                                                                          Value
California - 105.0%    $  6,495    ABN Amro Munitops Certificates Trust, California, GO, Refunding, VRDN,
                                   Series 2003-1, 2.31% due 2/01/2010 (a)(d)                                          $     6,495

                                   ABN Amro Munitops Certificates Trust, VRDN (a):
                         10,045        GO, Series 2003-9, 2.57% due 9/01/2011 (b)                                          10,045
                         16,912        Series 1998-17, 2.31% due 7/05/2006 (c)                                             16,912
                          5,000        Series 1998-25, 2.31% due 7/05/2006 (c)                                              5,000
                          5,373        Series 1999-7, 2.31% due 7/04/2007 (b)                                               5,373

                         10,000    Abag Finance Authority For Non-Profit Corporations, California, Lease Revenue
                                   Bonds, Pass-Thru Obligations, VRDN, Series A, 2.60% due 7/01/2008 (a)                   10,000

                          9,995    Abag Finance Authority For Non-Profit Corporations, California, M/F Revenue
                                   Bonds (Southport Apartments), VRDN, Series A, 2.56% due 1/15/2036 (a)(f)                 9,995

                         12,000    Alameda-Contra Costa, California, Transit District, RAN, 3% due 7/07/2005               12,003

                          5,610    Alhambra, California, Unified School District, GO, Series II-R-2192, 2.57% due
                                   8/01/2022 (a)(c)                                                                         5,610

                         15,000    Auburn, California, Union School District, COP, Refunding, VRDN, 2.53% due
                                   12/01/2032 (a)(e)                                                                       15,000

                         15,745    Bakersfield, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN,
                                   Series 788, 2.58% due 3/01/2019 (a)(b)                                                  15,745


                         12,825    California Community College Financing Authority, TRAN, Series A, 4% due
                                   6/30/2006 (e)                                                                           12,993

                                   California Educational Facilities Authority Revenue Bonds, VRDN (a):
                         10,400        (Life Chiropractic College), 2.61% due 1/01/2025                                    10,400
                          1,445        (Pepperdine University), Series B, 2.53% due 11/01/2029                              1,445


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes


CMA California Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                      Face
                      Amount       Municipal Bonds                                                                          Value
California                         California HFA, Home Mortgage Revenue Bonds, VRDN, AMT (a):
(concluded)           $  25,500        Series J, 2.53% due 2/01/2032 (e)                                              $    25,500
                          5,430        Series U, 2.53% due 8/01/2032 (b)                                                    5,430

                                   California HFA, M/F Housing Revenue Bonds, VRDN, AMT (a):
                         28,605        Series A, 2.55% due 2/01/2026                                                       28,605
                         24,165        Series A, 2.55% due 2/01/2035                                                       24,165
                         63,300        Series C, 2.53% due 2/01/2033                                                       63,300

                                   California Health Facilities Financing Authority Revenue Bonds, FLOATS,
                                   VRDN (a)(b):
                         19,271        Series 591, 2.58% due 3/01/2014                                                     19,270
                         25,320        Series 592, 2.58% due 3/01/2021                                                     25,320

                          6,000    California Health Facilities Financing Authority Revenue Bonds (Northern
                                   California Presbyterian Homes and Services, Inc. Project), VRDN, 2.48% due
                                   7/01/2034 (a)                                                                            6,000

                          5,100    California Health Facilities Financing Authority, Revenue Refunding Bonds
                                   (Adventist Hospital), VRDN, Series B, 2.45% due 9/01/2028 (a)(b)                         5,100

                                   California Infrastructrue and Economic Development Bank, Revenue Refunding
                                   Bonds, VRDN (a):
                          3,585        (Guided Discoveries Inc. Project), 2.56% due 6/01/2032                               3,585
                         17,000        (J. Paul Getty Trust), Series B, 2.25% due 2/02/2006                                17,000

                                   California Pollution Control Financing Authority, PCR, Refunding (Pacific
                                   Gas and Electric), VRDN (a):
                         90,550        AMT, Series B, 2.51% due 11/01/2026                                                 90,550
                         55,825        Series C, 2.45% due 11/01/2026                                                      55,825
                         80,575        Series E, 2.46% due 11/01/2026                                                      80,575
                         13,150        Series F, 2.46% due 11/01/2026                                                      13,150

                         10,000    California Pollution Control Financing Authority, Pollution Control Revenue
                                   Refunding Bonds, PUTTERS, VRDN, AMT, Series 475, 1.85% due 6/01/2006 (a)(c)             10,000

                         16,000    California Pollution Control Financing Authority, Resource Recovery Revenue
                                   Bonds (Atlantic Richfield Co. Project), VRDN, Series A, 2.50% due 12/01/2024 (a)        16,000

                                   California School Cash Reserve Program Authority, Pooled Revenue Bonds,
                                   Series A (a):
                         60,000        3% due 7/06/2005 (d)                                                                60,014
                         32,250        4% due 7/06/2006                                                                    32,690

                         30,000    California State Department of Water Resources, Power Supply Revenue Bonds,
                                   VRDN, Series C-13, 2.51% due 5/01/2022 (a)(e)                                           30,000

                                   California State Economic Recovery, GO, FLOATS, VRDN (a):
                         12,585        Series 927, 2.54% due 7/01/2013 (b)                                                 12,585
                          7,140        Series 1041, 2.55% due 7/01/2012 (b)                                                 7,140
                         17,500        Series L27, 2.38% due 7/01/2017                                                     17,500

                                   California State Economic Recovery Revenue Bonds, VRDN (a):
                          8,000        FLOATS, Series L20J, 2.38% due 7/01/2005                                             8,000
                          4,000        Series C-4, 2.45% due 7/01/2023                                                      4,000

                                   California State, GO, MERLOTS, VRDN (a):
                          9,735        Series B-45, 2.31% due 10/01/2029                                                    9,735
                          9,380        Series C26, 2.31% due 11/01/2029 (e)                                                 9,380

                                   California State, GO, MSTR, VRDN (a):
                          8,555        Series SGA-7, 2.27% due 9/01/2018 (e)                                                8,555
                          9,600        Series SGA-39, 2.27% due 6/01/2014 (b)                                               9,600
                          2,990        Series SGA-40, 2.27% due 6/01/2013 (c)                                               2,990
                          9,370        Series SGA-72, 2.27% due 6/01/2017 (c)                                               9,370

                                   California State, GO, Refunding (a):
                          9,055        MERLOTS, VRDN, Series A-17, 2.31% due 2/01/2018 (d)                                  9,055
                          3,115        MERLOTS, VRDN, Series A-47, 2.31% due 2/01/2011 (b)                                  3,115
                         10,850        MSTR, VRDN, Series SGA-119, 2.53% due 9/01/2028 (c)                                 10,850
                          8,800        MSTR, VRDN, Series SGA-135, 2.53% due 12/01/2030 (d)                                 8,800
                          5,400        MSTR, VRDN, Series SGA-136, 2.53% due 12/01/2030 (g)                                 5,400
                          5,235        PUTTERS, VRDN, Series 806, 2.57% due 3/01/2013 (b)                                   5,235
                          4,810        Series A-2, 2.45% due 5/01/2034                                                      4,810

                          4,890    California State Public Works Board, Lease Revenue Bonds, PUTTERS, VRDN,
                                   Series 609, 2.57% due 11/01/2012 (a)(c)                                                  4,890

                         25,000    California Statewide Communities Development Authority, COP, Refunding, FLOATS,
                                   VRDN, Series 909, 2.54% due 8/15/2023 (a)(b)                                            25,000

                         23,400    California Statewide Communities Development Authority, CP, 2.58% due 7/25/2005         23,400

                                   California Statewide Communities Development Authority, M/F Housing Revenue
                                   Bonds, VRDN, AMT (a):
                         10,000        (Canyon Creek Apartments), Series C, 2.30% due 6/15/2025 (f)                        10,000
                         17,150        (The Crossings Senior Apartments), Series I, 2.65% due 10/14/2005                   17,150
                          6,420        (Hallmark Housing Apartments), Series ZZ, 2.56% due 12/15/2036 (f)                   6,420
                          6,700        (Hermosa Vista Apartments), Series XX, 2.56% due 5/15/2036 (f)                       6,700
                          4,200        (Kimberly Woods), Series B, 2.30% due 6/15/2025 (f)                                  4,200
                         13,205        (Knolls at Green Valley), Series FF, 2.56% due 7/15/2036 (f)                        13,205
                         15,100        (Oakmont Chino Hills), Series P, 2.56% due 6/01/2036                                15,100
                          5,335        (Second Street Senior Apartments), Series TT, 2.56% due 12/15/2036 (f)               5,335
                          7,300        (Vineyard Creek LP), Series W, 2.56% due 12/01/2036                                  7,300

                                   California Statewide Communities Development Authority Revenue Bonds:
                         11,400        (Kaiser Permanente), VRDN, Series A, 2.26% due 10/01/2013 (a)                       11,400
                         17,000        (Kaiser Permanente), VRDN, Series B, 2.26% due 11/01/2030 (a)                       17,000
                         30,000        FLOATS, VRDN, Series L39, 2.38% due 7/29/2005 (a)                                   30,000
                         16,260        TRAN, Series B-1, 3.50% due 7/29/2005 (e)                                           16,284
                         20,000        VRDN, Series A-1, 4% due 6/30/2006 (a)(e)                                           20,264
                          8,300        VRDN, Series L, 2.26% due 4/01/2038 (a)                                              8,300
                         14,000        VRDN, Series M, 2.26% due 4/01/2038 (a)                                             14,000

                          8,600    California Statewide Communities Development Authority, Revenue Refunding
                                   Bonds (University Retirement Community at Davis), VRDN, 2.46% due
                                   11/15/2030 (a)(i)                                                                        8,600

                         14,600    California Statewide Communities Development Authority, Solid Waste Facilities
                                   Revenue Bonds (Chevron U.S.A. Inc. Project), VRDN, AMT, 2.50% due 12/15/2024 (a)        14,600

                         20,000    Carlsbad, California, M/F Housing Revenue Bonds (The Greens Apartments), VRDN,
                                   AMT, Series A, 2.57% due 6/01/2046 (a)                                                  20,000

                          7,439    Clipper Tax-Exempt Trust, COP, VRDN, AMT, Series 98-9, 2.64% due 8/01/2006 (a)           7,439

                          7,145    Contra Costa, California, Water District, Water Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 850, 2.54% due 10/01/2019 (a)(e)                                            7,145

                         14,500    Contra Costa County, California, M/F Housing Revenue Bonds (Creekview Apartments),
                                   VRDN, AMT, Series B, 2.56% due 7/01/2036 (a)(h)                                         14,500

                          5,800    Dublin, California, M/F Housing Authority Revenue Bonds (Park Sierra), VRDN,
                                   AMT, Series A, 2.28% due 6/01/2028 (a)                                                   5,800

                         21,000    Eagle Tax-Exempt, California Infrastructure and Economic Development Bank Revenue
                                   Bonds, VRDN, Series 2003-0042, Class A, 2.57% due 7/01/2037 (a)(d)                      21,000

                         18,320    Eagle Tax-Exempt Trust, California State Department of Water Resources, Power
                                   Supply Revenue Bonds, VRDN, Series 2002-6017, Class A, 2.57% due 5/01/2018 (a)(d)       18,320

                         29,700    Eagle Tax-Exempt Trust, California, VRDN, Series 2000-0501, Class A, 2.58%
                                   due 10/01/2028 (a)                                                                      29,700

                          4,800    Eagle Tax-Exempt Trust, Los Angeles, California, Unified School District, GO,
                                   VRDN, Series 2003-0043, Class A, 2.57% due 1/01/2028 (a)(b)                              4,800

                          2,445    Eagle Tax-Exempt Trust, University of California, Revenue Refunding Bonds,
                                   Series 2005-0006, Class A, 2.57% due 5/15/2033 (a)(d)                                    2,445

                          2,530    East Bay, California, Municipal Utility District, Water System Revenue Refunding
                                   Bonds, ROCS, Series RR-II-R-2073, 2.57% due 6/01/2019 (a)(b)                             2,530

                         29,000    Fillmore, California, Public Financing Authority, Revenue Refunding Bonds
                                   (Central City Redevelopment Project), Series A, 2.56% due 5/01/2031 (a)                 29,000

                          2,000    Fontana, California, Public Financing Authority, Tax Allocation Revenue
                                   Refunding Bonds, PUTTERS, VRDN, Series 707, 2.57% due 4/01/2013 (a)(d)                   2,000

                          8,955    Fresno, California, Airport Revenue Bonds, MERLOTS, VRDN, AMT, Series B2,
                                   2.36% due 7/01/2030 (a)(e)                                                               8,955

                          4,685    Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN,
                                   Series SGA 76, 2.27% due 6/01/2024 (a)(c)                                                4,685

                         13,806    Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN,
                                   Series 590, 2.58% due 3/01/2014 (a)(b)                                                  13,806

                          6,620    Highland, California, Redevelopment Agency, M/F Housing Revenue Bonds
                                   (Jeffrey Court Senior Apartments), VRDN, AMT, 2.56% due 3/01/2028 (a)                    6,620

                         19,430    Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma Linda Springs),
                                   VRDN, AMT, 2.57% due 12/15/2031 (a)(f)                                                  19,430

                          1,800    Long Beach, California, Harbor Revenue Bonds, PUTTERS, VRDN, AMT, Series 730,
                                   2.59% due 11/15/2012 (a)(b)                                                              1,800

                         25,875    Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue
                                   Bonds (Wilshire Station Apartments Project), VRDN, AMT, Series A, 2.49% due
                                   10/15/2038 (a)                                                                          25,875

                         30,000    Los Angeles, California, Convention and Exhibition Center Authority, Lease
                                   Revenue Refunding Bonds, VRDN, Series 2003-B through Series D, 2.25% due
                                   8/15/2021 (a)(d)                                                                        30,000

                          3,000    Los Angeles, California, Department of Airports, Airport Municipal Trust Revenue
                                   Bonds, FLOATS, VRDN, Series SG 61, 2.59% due 5/15/2020 (a)                               3,000

                          3,120    Los Angeles, California, Department of Water and Power, Waterworks Revenue
                                   Refunding Bonds, MERLOTS, VRDN, Series A24, 2.31% due 7/01/2030 (a)(b)                   3,120

                          5,000    Los Angeles, California, Harbor Department Revenue Bonds, FLOATS, VRDN,
                                   Series SG-59, 2.59% due 8/01/2026 (a)                                                    5,000

                         22,420    Los Angeles, California, S/F Home Mortgage Revenue Bonds, 3.13% due
                                   10/01/2005 (a)                                                                          22,420

                                   Los Angeles, California, Unified School District, GO, VRDN (a):
                         18,389        FLOATS, Series 924, 2.54% due 7/01/2023 (e)                                         18,389
                          4,980        MERLOTS, Series B12, 2.31% due 1/01/2027 (b)                                         4,980

                         20,000    Los Angeles, California, Wastewater System, Subordinate Revenue Refunding Bonds,
                                   Series B, VRDN, 2.15% due 12/14/2005 (a)(c)                                             20,000

                                   Los Angeles, California, Water and Power Revenue Refunding Bonds (a):
                          6,845        ROCS, Series II-R-4510, 2.57% due 7/01/2021 (b)                                      6,845
                         21,000        VRDN, Sub-Series B-2, 2.48% due 7/01/2034                                           21,000
                         24,440        VRDN, Sub-Series B-3, 2.43% due 7/01/2034                                           24,440

                         18,030    Los Angeles County, California, Capital Asset Leasing Corporation, CP, 2.37%
                                   due 7/11/2005                                                                           18,030

                          1,000    Los Angeles County, California, Housing Authority, M/F Housing Revenue
                                   Refunding Bonds (Malibu Meadows II), VRDN, Series C, 2.51% due 4/15/2028 (a)(f)          1,000

                                   Los Angeles County, California, Metropolitan Transportation Authority, Revenue
                                   Refunding Bonds, MSTR, VRDN (a)(e):
                         40,000        Series SGB 1, 2.57% due 7/01/2025                                                   40,000
                         40,850        Series SGB 2, 2.57% due 7/01/2021                                                   40,850

                         55,000    Los Angeles County, California, TRAN, Series A, 4% due 6/30/2006                        55,780

                         34,750    Metropolitan Water District of Southern California Revenue Refunding Bonds,
                                   VRDN, Series B-1, 2.50% due 7/01/2020 (a)                                               34,750

                         20,000    Metropolitan Water District of Southern California, Waterworks Revenue Refunding
                                   Bonds, VRDN, Series C, 2.48% due 10/01/2029 (a)                                         20,000

                         20,000    Milpitas, California, M/F Housing Revenue Bonds (Crossing at Montague), VRDN,
                                   AMT, Series A, 2.56% due 8/15/2033 (a)(f)                                               20,000

                          7,435    Monrovia, California, Unified School District, GO, MSTR, VRDN, Series SGA 70,
                                   2.27% due 8/01/2022 (a)(b)                                                               7,435

                         24,550    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2000-97,
                                   Class A, 2.27% due 9/01/2016 (a)(c)                                                     24,550

                                   Newport Beach, California, Revenue Bonds (Hoag Memorial Presbyterian Hospital),
                                   VRDN (a):
                         12,500        Series A, 2.24% due 12/01/2029                                                      12,500
                         20,000        Series C, 2.24% due 12/01/2029                                                      20,000

                          2,445    Oakland, California, Sewer Revenue Bonds, PUTTERS, VRDN, Series 631, 2.57% due
                                   6/15/2022 (a)(e)                                                                         2,445

                          6,375    Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds,
                                   ROCS, Series RR-II-R-2070, 2.57% due 8/01/2020 (a)(b)                                    6,375

                         13,570    Port of Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112,
                                   2.59% due 11/01/2025 (a)                                                                13,570

                         15,900    Port of Oakland, California, Revenue Refunding Bonds, MERLOTS, VRDN, AMT,
                                   Series B-36, 2.36% due 11/01/2021 (a)(c)                                                15,900

                          7,400    Ramona, California, Unified School District, COP (2004 School Facility Funding
                                   Program), VRDN, 2.50% due 5/01/2029 (a)(d)                                               7,400

                          3,300    Riverside County, California, IDA, IDR (Universal Forest Products), VRDN, AMT,
                                   2.66% due 8/01/2029 (a)                                                                  3,300

                                   Sacramento, California, Housing Authority, M/F Housing Revenue Bonds, VRDN,
                                   AMT (a):
                         11,900        (Greenfair Apartments), Series G, 2.59% due 12/01/2030                              11,900
                         15,490        (Lofts at Natomas Apartments), Series F, 2.56% due 4/15/2036 (f)                    15,490

                          2,095    Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                                   PUTTERS, VRDN, Series 591, 2.57% due 8/15/2011 (a)(b)                                    2,095

                         12,910    Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                                   Bonds, FLOATS, VRDN, Series 748, 2.54% due 8/15/2028 (a)(e)                             12,910

                          6,275    Sacramento County, California, COP, ROCS, Series II-R-5007, 2.57% due
                                   12/01/2023 (a)(d)                                                                        6,275

                         55,000    Sacramento County, California, TRAN, Series A, 3% due 7/11/2005                         55,022

                          7,000    San Diego, California, Sewer Revenue Bonds, FLOATS, VRDN, Series SG 14, 2.56%
                                   due 5/15/2020 (a)                                                                        7,000

                                   San Diego, California, Unified Port District, CP:
                         20,160        2.65% due 10/03/2005                                                                20,160
                         22,134        2.75% due 10/03/2005                                                                22,134

                                   San Diego, California, Unified School District, GO:
                          6,275        FLOATS, VRDN, Series 964 D, 2.54% due 7/01/2025 (a)(b)                               6,275
                          7,665        FLOATS, VRDN, Series 965, 2.54% due 7/01/2024 (a)(b)                                 7,665
                         26,000        TRAN, Series A, 4% due 7/14/2006                                                    26,372
                         26,100        TRAN, Series B, 4% due 7/14/2006                                                    26,469

                                   San Diego County and School District, GO, TRAN:
                         44,315        3.25% due 7/25/2005                                                                 44,364
                         46,300        Series A, 3.25% due 7/25/2005                                                       46,352

                          6,240    San Diego County, California, COP (San Diego Jewish Academy), VRDN, 2.57%
                                   due 12/01/2028 (a)                                                                       6,240

                                   San Francisco, California, City and County Airport Commission, International
                                   Airport Revenue Bonds, MSTR, VRDN (a):
                          7,705        AMT, Series SGA-56, 2.35% due 5/01/2026 (b)                                          7,705
                         16,555        Series SG-116, 2.62% due 5/01/2026                                                  16,555

                          5,550    San Joaquin County, California, COP, ROCS, Series II-R-2030, 2.57% due
                                   4/01/2020 (a)(b)                                                                         5,550

                          2,660    San Jose, California, Airport Revenue Refunding Bonds, ROCS, Series II-R-2004,
                                   2.57% due 3/01/2016 (a)(e)                                                               2,660

                                   San Jose, California, M/F Housing Revenue Bonds, VRDN (a):
                         12,000        (Carlton Homes), AMT, Series A, 2.57% due 10/15/2032 (f)                            12,000
                         26,400        (Siena Renaissance Square Apartments), 2.56% due 12/01/2029                         26,400

                          9,935    Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN,
                                   Series SGA-75, 2.27% due 7/01/2027 (a)(d)                                                9,935

                         32,150    Santa Cruz County, California, Board of Education, GO, TRAN, 4% due 6/30/2006           32,575

                                   Simi Valley, California, M/F Housing Revenue Bonds, VRDN (a):
                         12,500        (Parker Ranch Project), AMT, Series A, 2.56% due 7/15/2036 (f)                      12,500
                         12,000        (Shadowridge Apartments), 2.30% due 9/01/2019                                       12,000

                          2,650    University of California Revenue Bonds, ROCS, Series II-R-3007, 2.57% due
                                   9/01/2020 (a)(e)                                                                         2,650

                          9,200    Upland, California, Apartment Development Revenue Refunding Bonds (Mountain
                                   Springs-Issue A), VRDN, 2.51% due 11/15/2028 (a)(f)                                      9,200

                         10,000    Victorville, California, Joint Powers Financing Authority, Lease Revenue
                                   Bonds (Cogeneration Facility Project), VRDN, Series A, 2.56% due 5/01/2037 (a)          10,000

                         14,950    Whittier, California, Revenue Refunding Bonds (Whittier College), VRDN, 2.62%
                                   due 12/01/2033 (a)(i)                                                                   14,950

Puerto Rico - 2.4%                 Government Development Bank of Puerto Rico, CP:
                          6,000        2.95% due 7/01/2005                                                                  6,000
                         11,002        2.95% due 7/05/2005                                                                 11,002
                         10,700        3.05% due 7/15/2005                                                                 10,700
                         13,000        2.98% due 7/20/2005                                                                 13,000

                          4,900    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                                   Series 2000-107, Class A, 2.27% due 5/19/2009 (a)(e)                                     4,900

                          4,000    Puerto Rico Commonwealth, FLOATS, VRDN, Series PMD-8, 2.64% due 7/01/2026 (a)(b)         4,000

                          3,450    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                   Revenue Bonds, FLOATS, VRDN, Series PMD-9, 2.64% due 7/01/2026 (a)(e)                    3,450

                          3,035    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN,
                                   Series SGA 44, 2.27% due 7/01/2023 (a)                                                   3,035

                                   Total Investments (Cost - $2,470,782*) - 107.4%                                      2,470,782
                                   Liabilities in Excess of Other Assets - (7.4%)                                       (170,706)
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $ 2,300,076
                                                                                                                      ===========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(b) MBIA Insured.

(c) FGIC Insured.

(d) AMBAC Insured.

(e) FSA Insured.

(f) FNMA Collateralized.

(g) XL Capital Insured.

(h) FHLMC Collateralized.

(i) Radian Insured.

  * Cost for federal income tax purposes.


CMA Connecticut Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                  Face
                  Amount      Municipal Bonds                                                                               Value
Connecticut - 91.8%

                              Bridgeport, Connecticut, GO, Refunding (d):
                  $  6,410        FLOATS, VRDN, Series 936, 2.54% due 9/15/2023 (c)                                   $     6,410
                     2,865        ROCS, Series II-R-182, 2.58% due 8/15/2016 (b)                                            2,865

                    12,000    Brookfield, Connecticut, GO, BAN, 3% due 9/15/2005                                           12,020

                              Connecticut State Development Authority, IDR, VRDN (d):
                     3,240        (Cheshire CPL LLC), AMT, 2.33% due 12/01/2022                                             3,240
                     1,990        (Reflexite Corporation Project), Series A, 2.33% due 8/01/2013                            1,990
                     2,135        (Reflexite Corporation Project), Series B, 2.33% due 8/01/2013                            2,135
                     4,980        (Wyre Wynd Corporation Project), AMT, 2.28% due 12/01/2008                                4,980

                    10,300    Connecticut State Development Authority Revenue Bonds (Solid Waste Project -
                              Rand-Whitney Container Board), VRDN, AMT, 2.31% due 8/01/2023 (d)                            10,300

                              Connecticut State Development Authority, Water Facilities Revenue Refunding Bonds
                              (Connecticut Water Company Project), VRDN, Series A (d):
                     1,150        2.30% due 9/01/2028                                                                       1,150
                     1,250        AMT, 2.35% due 7/01/2028                                                                  1,250

                     6,700    Connecticut State, GO, PUTTERS, VRDN, Series 320, 2.57% due 11/15/2020 (d)                    6,700

                              Connecticut State, GO, Refunding, VRDN (d):
                     3,625        FLOATERS, Series 515, 2.56% due 12/15/2013                                                3,625
                    11,800        PUTTERS, Series 961, 2.31% due 6/01/2012 (e)                                             11,800

                              Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN (d):
                    21,700        AMT, Series D-3, 2.52% due 5/15/2033 (a)                                                 21,700
                     7,700        AMT, Sub-Series A-4, 2.57% due 5/15/2035 (a)                                              7,700
                     8,418        Series D, 2.48% due 11/15/2024                                                            8,418

                    17,000    Connecticut State, HFA, Revenue Refunding Bonds, VRDN, AMT, Sub-Series B-4, 2.56%
                              due 5/15/2032 (a)(d)                                                                         17,000


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA Connecticut Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                  Face
                  Amount      Municipal Bonds                                                                               Value
Connecticut (concluded)

                              Connecticut State Health and Educational Facilities Authority Revenue Bonds,
                              VRDN (d):
                  $  1,610        (Charlotte Hungerford), Series C, 2.54% due 7/01/2013                               $     1,610
                    10,000        FLOATS, Series 891, 2.58% due 7/01/2023 (b)                                              10,000
                     5,200        (Greater Hartford YMCA), Series A, 2.57% due 7/01/2032 (a)                                5,200
                     7,400        (Greenwich Boys and Girls Club), Series A, 2.58% due 7/01/2033                            7,400
                    12,675        (Hartford Hospital), Series B, 5.01% due 7/01/2031                                       12,675
                    11,000        (Health Care Capital Asset), Series A-1, 2.28% due 7/01/2031                             11,000
                    10,985        (King & Low-Heywood Thomas School), Series A, 2.58% due 7/01/2033                        10,985
                     5,275        (Klingberg Family Center), Series A, 2.54% due 7/01/2032                                  5,275
                     7,000        (Lawrence & Memorial Hospital), Series E, 2.30% due 7/01/2034 (g)                         7,000
                     3,355        (Middlesex Hospital), Series J, 2.57% due 7/01/2026                                       3,355
                    39,400        (Quinnipiac University), Series F, 2.46% due 7/01/2031 (g)                               39,400
                     6,815        (Rectory School), Series A, 2.58% due 7/01/2030                                           6,815
                     2,765        (The Whitby School), Series A, 2.54% due 7/01/2021                                        2,765
                    11,400        (Yale University), Series V-1, 2.45% due 7/01/2036                                       11,400
                    12,240        (Yale University), Series X-3, 2.22% due 7/01/2037                                       12,240

                              Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                              Bonds, VRDN (d):
                     2,300        (Kent School Corporation), Series C, 2.30% due 7/01/2030 (e)                              2,300
                     5,000        (Kingswood-Oxford School), Series B, 2.54% due 7/01/2030                                  5,000

                    44,440    Connecticut State Health and Educational Facilities Authority (Yale University), CP,
                              2.80% due 7/11/2005                                                                          44,440

                              Connecticut State, IDA, New England Power, CP:
                     8,900        2.75% due 7/15/2005                                                                       8,900
                    15,000        2.55% due 9/09/2005                                                                      15,000

                     1,000    Connecticut State, Learn Regional Education Service Center, BAN, 3.25% due 9/14/2005          1,001

                    10,300    Connecticut State Special Assessment Revenue Bonds, VRDN, 2.58% due 11/15/2020 (a)(d)        10,300

                              Connecticut State, Special Tax Obligation Revenue Bonds (Transportation Infrastructure),
                              VRDN, Series 1 (d):
                    10,000        2.40% due 9/01/2020 (b)                                                                  10,000
                     8,000        Second Lien, 2.30% due 12/01/2010 (c)                                                     8,000

                     3,800    East Lyme, Connecticut, GO, Refunding, BAN, 2.75% due 7/21/2005                               3,803

                       800    Eastern Connecticut State Regional Educational Service Center, GO, BAN, 3.50% due
                              12/13/2005                                                                                      803

                    15,000    Fairfield, Connecticut, GO, BAN, 3% due 7/28/2005                                            15,017

                    21,645    Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue Refunding Bonds
                              (Underwood Tower Project), VRDN, 2.54% due 6/01/2020 (c)(d)                                  21,645

                     6,785    Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT, Series 2001-128,
                              Class A, 2.53% due 3/30/2015 (b)(d)                                                           6,785

                     3,900    New Britain, Connecticut, GO, VRDN, 2.54% due 4/01/2013 (a)(d)                                3,900

                     3,710    New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at Waveny Care
                              Center), VRDN, 2.26% due 1/01/2022 (d)                                                        3,710

                     4,890    North Canaan, Connecticut, Housing Authority Revenue Bonds (Geer Woods Project),
                              VRDN, 2.57% due 8/01/2031 (d)                                                                 4,890

                     9,500    Plainfield, Connecticut, GO, BAN, 3.75% due 1/11/2006                                         9,549

                    10,935    Seymour, Connecticut, GO, BAN, 2.75% due 8/17/2005                                           10,951

                     1,000    Southbury & Middlebury, Connecticut, Regional School District No. 15, GO, BAN, 3%
                              due 8/12/2005                                                                                 1,002


Puerto Rico - 12.2%

                              Government Development Bank of Puerto Rico, CP:
                     4,900        2.95% due 7/01/2005                                                                       4,900
                     6,600        3.05% due 7/15/2005                                                                       6,600

                    19,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series SGA-43,
                              2.27% due 7/01/2022 (d)(e)                                                                   19,000

                              Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN (d)(f):
                     5,860        Series 747D, 2.56% due 7/01/2017                                                          5,860
                     7,329        Series 787, 2.28% due 7/01/2036                                                           7,329

                    10,000    Puerto Rico Public Finance Corporation, FLOATS, VRDN, Series 705D, 2.28% due
                              8/01/2027 (a)(d)                                                                             10,000

                     6,930    Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 911, 2.28%
                              due 8/01/2026 (d)(f)                                                                          6,930

                              Total Investments (Cost - $518,018*) - 104.0%                                               518,018
                              Liabilities in Excess of Other Assets - (4.0%)                                             (20,011)
                                                                                                                      -----------
                              Net Assets - 100.0%                                                                     $   498,007
                                                                                                                      ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(e) MBIA Insured.

(f) CIFG Insured

(g) Radian Insured.

  * Cost for federal income tax purposes.


CMA Massachusetts Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                 Face
                 Amount       Municipal Bonds                                                                               Value
Massachusetts - 94.2%

                 $   2,735    Amherst-Pelham, Massachusetts, Regional School District, GO, BAN, 3% due 9/16/2005      $     2,742

                    10,000    Blackstone Valley, Massachusetts, Vocational Regional School District, GO, BAN, 3%
                              due 7/15/2005                                                                                10,005

                       625    Boston, Massachusetts, Industrial Financing Authority, IDR (Acme Bookbinding Co.),
                              AMT, VRDN, 2.33% due 9/01/2006 (a)                                                              625

                     5,000    Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS, VRDN,
                              Series SG-75, 2.56% due 11/01/2019 (a)                                                        5,000

                     3,771    Clipper Tax-Exempt Trust, VRDN, COP, Series 1998-8, 2.31% due 7/20/2007 (a)                   3,771

                     6,015    Eagle Tax-Exempt Trust, Massachusetts State Special Obligation and Dedicated Tax
                              Revenue Bonds, VRDN, Series 2004-0025, Class A, 2.57% due 1/01/2029 (a)                       6,015

                     5,630    Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN, Series 2103, 2.57%
                              due 12/01/2015 (a)                                                                            5,630

                     4,000    Gill-Montague, Massachusetts, Regional School District, GO, BAN, 2.75% due 7/29/2005          4,003

                     3,000    Hatfield, Massachusetts, GO, BAN, 2.75% due 7/29/2005                                         3,002

                     2,300    King Philip Regional School District, Massachusetts, BAN, Lot A, 3.50% due 12/15/2005         2,313

                     3,000    Massachusetts Bay Transportation Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                              Series 431, 2.56% due 3/01/2019 (a)                                                           3,000

                     2,750    Massachusetts State Development Finance Agency, Assisted Living Facility Revenue
                              Bonds (Whalers Cove Project), VRDN, Series A, 2.63% due 9/01/2034 (a)                         2,750

                              Massachusetts State Development Finance Agency, IDR, VRDN, AMT (a):
                     2,600        (Cell Signaling Technology), 2.33% due 12/01/2010                                         2,600
                     2,705        (Cleveland Motion Controls), 2.69% due 6/01/2021                                          2,705
                     3,120        (Concord Foods Issue), 2.33% due 4/01/2021                                                3,120
                     2,100        (Seafood Services Inc. Project), Series A, 2.61% due 12/01/2023                           2,100
                     3,915        (V&S Taunton Galvanizing), 2.69% due 12/01/2023                                           3,915
                     1,295        (Ward Hill Central Products Inc.), 2.69% due 8/01/2016                                    1,295

                     5,155    Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds (Midway
                              Studios Project), VRDN, AMT, Series A, 2.62% due 3/01/2034 (a)                                5,155


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendable Receipt Liquidity Option Tender Securities
M/F        Multi-Family
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA Massachusetts Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                 Face
                 Amount       Municipal Bonds                                                                               Value
Massachusetts (concluded)

                              Massachusetts State Development Finance Agency Revenue Bonds, VRDN (a):
                 $   5,000        (Boston College HS Issue), 2.27% due 8/01/2033                                      $     5,000
                     3,510        (Brooksby Village Inc. Project), 2.52% due 7/01/2032                                      3,510
                     1,900        (Fiba Technologies), AMT, 2.38% due 5/01/2023                                             1,900
                     4,925        (Lesley University), 2.62% due 7/01/2033                                                  4,925
                     4,410        (New Bedford Waste Services), AMT, 2.67% due 6/01/2021                                    4,410
                     2,000        (New Jewish High School Project), 2.28% due 6/01/2032                                     2,000
                     3,250        (Saint Peter-Marian Issue), 2.30% due 10/01/2032                                          3,250
                     3,020        (Ursuline Academy Dedham), 2.54% due 5/01/2032                                            3,020
                     1,000        (Walnut Hill School District), 2.25% due 7/01/2032                                        1,000
                     5,635        (Worcester YMCA Issue), 2.27% due 1/01/2031                                               5,635
                     2,945        (Xinetics Issue), AMT, 2.33% due 6/01/2021                                                2,945

                              Massachusetts State Development Finance Agency, Revenue Refunding Bonds, VRDN (a):
                     1,000        (Assumption College), 2.27% due 3/01/2032                                                 1,000
                     6,530        (Assumption College Project), Series A, 2.27% due 3/01/2032                               6,530
                     2,200        (Brandon Residential Treatment Center), 2.54% due 4/01/2028                               2,200
                     4,000        (Marine Biological Lab), 2.57% due 2/01/2030                                              4,000

                     3,600    Massachusetts State Development Finance Agency, Senior Living Facilities Revenue
                              Bonds (New England Deaconess Association), VRDN, 2.52% due 6/01/2034 (a)                      3,600

                     3,500    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds
                              (Newark Group Project), VRDN, AMT, Series A, 2.33% due 7/01/2031 (a)                          3,500

                    12,000    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Refunding
                              Bonds (Newark Group Project), VRDN, AMT, Series A, 2.33% due 7/01/2028 (a)                   12,000

                     3,255    Massachusetts State, FLOATS, VRDN, Series SG-126, 2.56% due 8/01/2018 (a)                     3,255

                     1,000    Massachusetts State, GO (Central Artery), VRDN, Series A, 2.48% due 12/01/2030 (a)            1,000

                              Massachusetts State, GO, Refunding, VRDN (a):
                     1,445        FLOATS, Series 716D, 2.56% due 8/01/2018 (b)                                              1,445
                     7,000        FLOATS, Series 1015, 2.56% due 8/01/2021 (c)                                              7,000
                     6,465        PUTTERS, Series 340, 2.56% due 1/01/2017 (b)                                              6,465
                     4,995        ROCS, Series II-R-180, 2.57% due 11/01/2015 (d)                                           4,995

                     2,790    Massachusetts State, GO, VRDN, Series O, 2.57% due 11/01/2014 (a)                             2,790

                              Massachusetts State Health and Educational Facilities Authority Revenue Bonds, VRDN (a):
                     4,300        (Partners Healthcare System), Series D-6, 2.50% due 7/01/2017                             4,300
                     6,100        (Sherrill House Inc.), Series A-1, 2.52% due 1/01/2032                                    6,100

                              Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds, VRDN, AMT (a):
                     2,130        (AFC Cable Systems Inc. Issue), 2.33% due 7/01/2016                                       2,130
                     1,600        (BBB Esquire LLC), 2.58% due 12/01/2016                                                   1,600
                     4,000        (Bodwell Project), 2.61% due 7/01/2017                                                    4,000
                     3,600        (Constitution Project), 2.58% due 6/01/2018                                               3,600
                     1,215        (Garlock Printing Corp.), 2.33% due 12/01/2017                                            1,215
                     2,520        (Gem Group Inc. Issue), 2.33% due 7/01/2016                                               2,520
                     1,400        (Hazen Paper Company), 2.58% due 3/01/2008                                                1,400
                     1,460        (Insco Corporation Issue), 2.33% due 9/01/2008                                            1,460
                     1,415        (Lavigne), 2.33% due 8/01/2008                                                            1,415
                     1,650        (Mercer Paper Tube Corp.), 2.66% due 11/01/2011                                           1,650
                     2,500        (OCT Co. Inc. Project), 2.58% due 12/01/2017                                              2,500
                     1,800        (Tamasi Family Issue), 2.37% due 5/01/2013                                                1,800
                     2,125        (Telcom USA Inc. Issue), 2.33% due 8/01/2016                                              2,125
                     1,190        (Valkyrie Co. Inc.), 2.33% due 5/01/2013                                                  1,190

                     1,890    Massachusetts State Industrial Finance Agency, Industrial Revenue Refunding Bonds
                              (New England Biolabs), VRDN, AMT, 2.61% due 3/01/2016 (a)                                     1,890

                              Massachusetts State Industrial Finance Agency Revenue Bonds, VRDN (a):
                     1,535        (Heritage at Dartmouth), AMT, 2.58% due 12/01/2028                                        1,535
                     1,283        (Lower Mills Association II L.P.), 2.58% due 12/01/2020                                   1,283

                              Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds, VRDN (a):
                     5,000        (Lightolier Inc. Project), 2.35% due 7/29/2010                                            5,000
                     2,675        (Mount Ida College Issue), 2.62% due 12/01/2027                                           2,675

                              Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue Bonds
                              (E.L. Harvey & Sons Inc.), VRDN, AMT (a):
                     1,260        2.33% due 1/01/2011                                                                       1,260
                     1,635        2.33% due 6/01/2013                                                                       1,635

                     4,965    Massachusetts State Special Obligation and Dedicated Tax Revenue Bonds, MERLOTS, VRDN,
                              Series B19, 2.31% due 1/01/2028 (a)(d)                                                        4,965

                     9,000    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Bonds,
                              FLOATS, VRDN, Series SG-124, 2.56% due 1/01/2029 (a)(c)                                       9,000

                     9,600    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Refunding
                              Bonds, FLOATS, VRDN, Series 334, 2.56% due 1/01/2037 (a)(b)                                   9,600

                     4,420    Massachusetts State Water Resources Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                              Series 742D, 2.57% due 8/01/2019 (a)(e)                                                       4,420

                     3,193    Mattapoisett, Massachusetts, GO, BAN, 3% due 9/01/2005                                        3,200

                       340    Municipal Security Trust Certificates, Revenue Bonds, AMT, Series 2001-155, VRDN,
                              Class A, 2.57% due 4/28/2016 (a)(c)                                                             340

                              Nashoba, Massachusetts, Regional School District, GO, BAN:
                     2,143        3.50% due 9/02/2005                                                                       2,148
                     2,130        2.50% due 9/14/2005                                                                       2,134

                     5,053    North Adams, Massachusetts, GO, BAN, 3.50% due 2/24/2006                                      5,085

                     2,500    Northborough, Massachusetts, GO, BAN, 3% due 10/28/2005                                       2,508

                     2,070    Pembroke, Massachusetts, GO, BAN, 3% due 8/04/2005                                            2,073

                     7,332    Springfield, Massachusetts, GO, BAN, 3% due 7/08/2005                                         7,334

                              University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                              ROCS, VRDN, Series II (a)(c):
                     8,670        R-4522, 2.57% due 11/01/2020                                                              8,670
                     3,485        R-6016, 2.57% due 11/01/2015                                                              3,485

                              Worcester, Massachusetts, GO, BAN:
                     5,000        3% due 9/16/2005                                                                          5,014
                     3,300        3.75% due 9/16/2005                                                                       3,308


Puerto Rico - 3.6%

                              Government Development Bank of Puerto Rico, CP:
                     1,758        2.95% due 7/01/2005                                                                       1,758
                     3,500        2.90% due 7/05/2005                                                                       3,500

                     5,858    Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                              Series 747D, 2.56% due 7/01/2017 (a)(f)                                                       5,858

                              Total Investments (Cost - $305,804*) - 97.8%                                                305,804
                              Other Assets Less Liabilities - 2.2%                                                          6,849
                                                                                                                      -----------
                              Net Assets - 100.0%                                                                     $   312,653
                                                                                                                      ===========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(b) MBIA Insured.

(c) AMBAC Insured.

(d) FGIC Insured.

(e) FSA Insured.

(f) CIFG Insured.

  * Cost for federal income tax purposes.


CMA Michigan Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                      Face
                      Amount     Municipal Bonds                                                                            Value
Michigan - 88.8%     $     935   Battle Creek, Michigan, Housing Corporation, Housing Revenue Bonds, VRDN,
                                 Series 1997-A, 2.61% due 2/01/2027 (c)                                               $       935

                         2,575   Berrien County, Michigan, Economic Development Corporation Revenue Bonds
                                 (Arlington Corp. Project), VRDN, AMT, 2.72% due 9/01/2016 (c)                              2,575

                         6,115   Clarkston, Michigan, Community Schools, GO, ROCS, VRDN, Series II-R-4519, 1.70%
                                 due 8/04/2005 (c)                                                                          6,115

                         4,980   Detroit, Michigan, City School District, MERLOTS, VRDN, Series A113, 1.80% due
                                 7/27/2005 (c)                                                                              4,980

                        12,045   Detroit, Michigan, MERLOTS, VRDN, Series A-115, 2.62% due 4/01/2019 (c)                   12,045

                         7,210   Eagle Tax-Exempt Trust, Wayne County, Michigan, Airport Authority Revenue Bonds,
                                 VRDN, AMT, Series 2005-0029, Class A, 2.36% due 12/01/2034 (b)(c)                          7,210

                         4,070   Fitzgerald, Michigan, Public School District, GO, PUTTERS, VRDN, Series 561, 2.58%
                                 due 11/01/2012 (c)(d)                                                                      4,070

                         1,335   Genesee County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Riegle Press Inc. Project), VRDN, AMT, 2.71% due 8/01/2015 (c)              1,335

                         1,400   Grand Rapids, Michigan, Economic Development Corporation, Limited Obligation,
                                 EDR (Cornerstone University Project), VRDN, 2.59% due 5/01/2034 (c)                        1,400

                           685   Grand Rapids, Michigan, IDR (Custom Printers), VRDN, AMT, 2.71% due 7/01/2015 (c)            685

                         1,350   Grand Rapids, Michigan, IDR, Refunding (Etheridge Company Project), VRDN, AMT,
                                 2.71% due 7/01/2009 (c)                                                                    1,350

                         2,430   Holland Charter Township, Michigan, Economic Development Corporation, Limited
                                 Obligation Revenue Bonds (Chicago Mission 3A Hockey), VRDN, 2.39% due 10/01/2028 (c)       2,430

                         2,400   Jackson County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (American Tooling Center Project), VRDN, AMT, 2.72% due 6/01/2011 (c)        2,400


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
HDA        Housing Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
SAN        State Aid Notes
TEAMS      Tax-Exempt Adjustable Municipal Securities
VRDN       Variable Rate Demand Notes



CMA Michigan Municipal Money Fund


Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
Michigan             $   2,000   Jackson, Michigan, Public Schools, GO, SAN, Series A, 3% due 8/23/2005               $     2,002
(concluded)
                           600   Marquette County, Michigan, Economic Development Corporation, Limited
                                 Obligation Revenue Bonds (Pioneer Labs Inc. Project), VRDN, AMT, Series A, 2.79%
                                 due 6/01/2012 (c)                                                                            600

                           240   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds
                                 (Davenport College of Business Project), VRDN, 2.61% due 3/01/2027 (c)                       240

                         6,500   Michigan Higher Education Student Loan Authority, Revenue Refunding Bonds, PUTTERS,
                                 VRDN, AMT, Series 238, 2.61% due 6/01/2019 (c)(d)                                          6,500

                         4,200   Michigan Higher Education Student Loan Authority, Revenue Refunding Bonds, VRDN,
                                 AMT, Series XII-B, 2.31% due 10/01/2013 (c)(d)                                             4,200

                        11,000   Michigan Municipal Bond Authority Revenue Bonds, FLOATS, VRDN, Series L58J-D, 2.43%
                                 due 8/23/2005 (c)                                                                         11,000

                         6,000   Michigan State Building Authority, Multi-Modal Revenue Refunding Bonds (Facilities
                                 Program), VRDN, Series I, 2.54% due 10/15/2039 (c)                                         6,000

                         5,810   Michigan State Building Authority, Revenue Refunding Bonds, FLOATS, Series 886, 2.57%
                                 due 10/15/2017 (b)(c)                                                                      5,810

                                 Michigan State, CP:
                         5,000       2.67% due 10/04/2005                                                                   5,000
                         4,500       2.20% due 10/05/2005                                                                   4,500

                                 Michigan State, HDA, Limited Obligation Bonds, VRDN (c):
                         1,200       (Laurel Valley), TEAMS, 1.15% due 12/01/2007                                           1,200
                         2,000       (Woodland Meadows Project), AMT, 1.10% due 3/01/2013                                   2,000

                         2,300   Michigan State, HDA, M/F Limited Obligation Revenue Bonds (Arbors), VRDN, AMT,
                                 Series A, 2.60% due 9/01/2035 (c)                                                          2,300

                         8,300   Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health), VRDN,
                                 Series B-1, 2.18% due 11/15/2033 (c)                                                       8,300

                         9,500   Michigan State Revenue Bonds, GAN, VRDN, Series C, 2.25% due 9/15/2008 (a)                 9,500

                         2,500   Michigan State Strategic Fund, CP, 2.97% due 7/01/2005                                     2,500

                         2,400   Michigan State Strategic Fund, Limited Obligation, IDR (GNP Real Estate Project),
                                 VRDN, AMT, 2.62% due 7/01/2034 (c)                                                         2,400

                                 Michigan State Strategic Fund, Limited Obligation Revenue Bonds, VRDN (c):
                         2,200       (AACOA Extrusions Inc. Project), AMT, 2.50% due 2/01/2008                              2,200
                         2,200       (Alphi Manufacturing Inc. Project), AMT, 2.68% due 5/01/2019                           2,200
                         1,440       (Artex Label & Graphics), AMT, 2.74% due 12/01/2022                                    1,440
                         1,665       (Automatic Handling Inc. Project), AMT, 2.72% due 7/01/2009                            1,665
                           250       (BBPV Project), AMT, Series A-2, 2.99% due 1/01/2014                                     250
                         1,340       (Biewer of Lansing LLC Project), AMT, 2.69% due 5/01/2019                              1,340
                         3,000       (C&M Manufacturing Corporation Inc. Project), AMT, 2.96% due 7/01/2014                 3,000
                           990       (Chambers Enterprises II Project), AMT, 2.71% due 11/01/2018                             990
                         1,385       (Cherry Central Co-operative Inc. Project), 2.72% due 11/01/2013                       1,385
                         5,350       (Detroit Symphony Orchestra Project), Series B, 2.50% due 6/01/2031                    5,350
                         2,300       (Drake Enterprises Inc. Project), AMT, 2.50% due 6/01/2015                             2,300
                         4,585       (Environmental Quality Company Project), AMT, 2.71% due 5/01/2026                      4,585
                         3,040       (FMS Walker LLC Project), AMT, 2.63% due 7/01/2029                                     3,040
                         2,750       (Forest City Technologies), AMT, 2.67% due 9/01/2015                                   2,750
                         2,100       (Glastender Inc. Project), AMT, 2.50% due 12/01/2010                                   2,100
                         2,925       (Golden Keys Development LLC Project), AMT, 2.76% due 3/01/2018                        2,925
                           295       (Hercules Drawn Steel Project), AMT, 2.44% due 8/01/2006                                 295
                           560       (Inalfa-Hollandia Inc. Project), AMT, 2.71% due 5/01/2016                                560
                         2,525       (Karona Inc. Project), AMT, 2.67% due 12/01/2015                                       2,525
                         2,800       (Kaumagraph Flint Corporation Project), AMT, 2.50% due 11/01/2014                      2,800
                         1,690       (Kerkstra Precast Inc. Project), AMT, 2.71% due 5/01/2025                              1,690
                         1,125       (Merrill Tool Holdings Co. Project), AMT, Series A, 2.77% due 6/01/2025                1,125
                         1,850       (Merrill Tool Holdings Co. Project), AMT, Series B, 2.77% due 6/01/2025                1,850
                         1,505       (Monarch Hydraulics Inc. Project), AMT, 2.65% due 7/01/2016                            1,505
                         1,910       (Morrell Inc. Project), AMT, 2.71% due 5/01/2022                                       1,910
                         1,360       (Motor City Mold Inc. Project), AMT, 2.67% due 3/01/2021                               1,360
                         1,300       (Norbert Industries Inc. Project), AMT, 2.79% due 4/01/2006                            1,300
                           545       (Nuvar Properties LLC Project), AMT, 2.71% due 7/01/2026                                 545
                         2,300       (Park Realty LLC), AMT, Series A, 2.71% due 9/01/2026                                  2,300
                         2,335       (Partalis Properties Project), AMT, 2.63% due 10/01/2028                               2,335
                         1,100       (Pioneer Labs Inc. Project), AMT, 2.62% due 9/01/2012                                  1,100
                         7,055       (Pioneer Metal Finishing Project), AMT, 2.61% due 11/01/2008                           7,055
                         1,500       (RS Development LLC Project), AMT, 2.63% due 8/01/2023                                 1,500
                         2,900       (Richwood Industries Inc. Project), AMT, 2.50% due 9/01/2030                           2,900
                         4,045       (Riverwalk Properties LLC Project), AMT, 2.71% due 8/01/2021                           4,045
                         3,030       (Stelmi America Inc. Project), AMT, 2.62% due 5/01/2030                                3,030
                           560       (TEI Investments LLC), AMT, 2.71% due 2/01/2022                                          560
                           400       (Thermo-Forms, Inc. Project), AMT, 2.45% due 11/01/2023                                  400
                         2,970       (Tim Properties LLC Project), AMT, 2.69% due 5/01/2025                                 2,970
                         3,700       (Universal Forest Products Project), AMT, 2.74% due 12/01/2022                         3,700
                         1,500       (Vector Investments LLC Project), AMT, 2.79% due 2/01/2020                             1,500
                         1,650       (Veri-Tek International Corporation Project), AMT, 2.71% due 4/01/2026                 1,650
                         2,000       (WDKK Development LLC Project), AMT, 2.71% due 1/01/2024                               2,000
                           250       (Whitehall Industries), AMT, Series A-6, 2.99% due 1/01/2014                             250
                         1,855       (Zatkoff Properties Ltd. Project), AMT, 2.39% due 3/01/2024                            1,855

                           600   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Grandview
                                 Plaza Project), VRDN, AMT, 2.67% due 12/15/2010 (c)                                          600

                         2,735   Michigan State Strategic Fund Revenue Bonds (Russell Investment Company Project),
                                 VRDN, AMT, 2.63% due 5/01/2027 (c)                                                         2,735

                         7,300   Municipal Securities Trust Certificates, Detroit, Michigan, Sewer Disposal Revenue
                                 Refunding Bonds, VRDN, Series SGB-53-A, 2.58% due 7/01/2032 (a)(c)                         7,300

                         7,395   Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN, Series
                                 2001-166, Class A, 2.55% due 12/15/2021 (a)(c)                                             7,395

                         2,500   Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Schain Mold & Engineering), VRDN, AMT, 2.72% due 4/01/2021 (c)              2,500

                         3,250   Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Refunding Bonds (Pratt & Miller Engineering), VRDN, AMT, 2.62% due
                                 10/01/2029 (c)                                                                             3,250

                         2,100   Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange Project), VRDN, AMT,
                                 2.50% due 9/01/2019 (c)                                                                    2,100

                         3,860   Saginaw County, Michigan, Economic Development Corporation Revenue Bonds (Al-Fe Heat
                                 Treating Project), VRDN, AMT, 2.67% due 2/01/2010 (c)                                      3,860

                         1,720   Sanilac County, Michigan, Economic Development Revenue Bonds (Llink Technologies
                                 LLC Project), VRDN, AMT, 2.63% due 10/01/2028 (c)                                          1,720

                         1,800   University of Michigan, University Hospital Revenue Bonds, VRDN, Series A, 2.44%
                                 due 12/01/2035 (c)                                                                         1,800

                                 University of Michigan, University Hospital Revenue Refunding Bonds, VRDN (c):
                        14,100       Series A, 2.50% due 12/01/2019                                                        14,100
                         4,700       Series A-2, 2.45% due 12/01/2024                                                       4,700

                         3,575   Whitmore Lake, Michigan, Public School District, GO, ROCS, VRDN, Series II-R-4515,
                                 2.58% due 5/01/2023 (c)                                                                    3,575


Puerto Rico - 7.3%               Government Development Bank of Puerto Rico, CP:
                         2,200       2.90% due 7/01/2005                                                                    2,200
                         2,500       2.95% due 7/01/2005                                                                    2,500
                         3,000       3.05% due 7/15/2005                                                                    3,000

                         6,000   Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN, Series
                                 2000-107, Class A, 2.27% due 5/19/2009 (a)(c)                                              6,000

                         2,848   Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 747D, 2.56% due 7/01/2017 (c)(e)                                                    2,848

                         5,830   Puerto Rico Public Finance Corporation, FLOATS, VRDN, Series 705D, 2.28% due
                                 8/01/2027 (c)(d)                                                                           5,830


U.S. Virgin              9,725   Virgin Islands Public Finance Authority, Revenue Refunding Bonds, ROCS, VRDN,
Islands - 3.2%                   Series II-R-277, 2.35% due 10/01/2024 (c)(f)                                               9,725

                                 Total Investments (Cost - $303,455*) - 99.3%                                             303,455
                                 Other Assets Less Liabilities - 0.7%                                                       2,093
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   305,548
                                                                                                                      ===========

(a) FSA Insured.

(b) MBIA Insured.

(c) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(d) AMBAC Insured.

(e) CIFG Insured.

(f) Radian Insured.

  * Cost for federal income tax purposes.


CMA New Jersey Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
New Jersey - 96.8%   $   7,220   ABN Amro Munitops Certificates Trust, New Jersey, GO, Refunding, Series 2004-17,
                                 2.31% due 7/15/2011 (d)(e)                                                           $     7,220

                                 Camden County, New Jersey, Improvement Authority Revenue Bonds, VRDN (e):
                        23,890       (Harvest Village Senior Redevelopment Project), Series A, 3.25% due 7/01/2029         23,890
                        13,900       (Parkview Redevelopment Housing Project), AMT, 2.27% due 7/01/2026                    13,900

                         2,210   Camden County, New Jersey, Improvement Authority, Special Revenue Bonds, VRDN,
                                 2.59% due 9/01/2026 (e)                                                                    2,210

                        19,970   Eagle Tax-Exempt Trust, New Jersey, GO, VRDN, Series 94C-3005, 2.57% due
                                 2/15/2007 (e)                                                                             19,970

                         8,425   Eagle Tax-Exempt Trust, New Jersey State Turnpike Authority, Turnpike Revenue
                                 Refunding Bonds, Series 2003-0041, Class A, 2.57% due 1/01/2030 (a)(e)                     8,425

                                 East Brunswick Township, New Jersey, BAN:
                         7,387       3% due 7/12/2005                                                                       7,390
                        20,000       3% due 1/06/2006                                                                      20,090

                         5,500   Ewing Township, New Jersey, TAN, 3.50% due 10/31/2005                                      5,513

                        44,680   Hudson County, New Jersey, COP, MERLOTS, VRDN, Series A35, 2.31% due
                                 12/01/2021 (d)(e)                                                                         44,680

                        35,000   Hudson County, New Jersey, Improvement Authority Revenue Bonds (Essential Purpose
                                 Pooled Government), VRDN, 2.48% due 7/15/2026 (e)                                         35,000

                         2,566   Leonia, New Jersey, GO, BAN, 3.85% due 7/07/2006                                           2,594

                         2,600   Marlboro Township, New Jersey, Municipal Utilities Authority, GO, 3.50% due
                                 12/08/2005                                                                                 2,615

                         1,980   Mercer County, New Jersey, Improvement Authority Revenue Bonds (Mercer Inc. Project),
                                 VRDN, 2.37% due 12/01/2018 (e)                                                             1,980


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
ARCS       Auction Rate Certificates
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA New Jersey Municipal Money Fund


Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
New Jersey           $  12,800   Municipal Securities Trust Certificates, GO, Refunding, VRDN, Series 2001-174,
(concluded)                      Class A, 2.53% due 2/26/2015 (e)                                                     $    12,800

                         8,410   New Brunswick, New Jersey, GO, BAN, 4% due 7/12/2006                                       8,516

                                 New Jersey EDA, CP:
                        15,000       2.45% due 7/11/2005                                                                   15,000
                        25,300       2.65% due 7/11/2005                                                                   25,300

                                 New Jersey EDA, EDR (e):
                         9,100       (Diocese of Metuchen), VRDN, 2.27% due 3/01/2026                                       9,100
                         7,800       (MZR Real Estate LP Project), VRDN, AMT, 2.67% due 12/01/2026                          7,800
                         3,920       (PB Tower & Metro Project), VRDN, AMT, Series A, 2.72% due 11/01/2026                  3,920
                         1,910       (PB Tower & Metro Project), VRDN, AMT, Series B, 2.72% due 11/01/2011                  1,910
                         7,720       (Wyckoff Family YMCA Inc. Project), 2.55% due 10/01/2023                               7,720

                                 New Jersey EDA, EDR, Refunding (e):
                        15,000       (Airis Newark LLC Project), ARCS, AMT, 2.50% due 1/01/2019 (a)                        15,000
                         8,340       (Foreign Trade Zone Project), VRDN, 2.52% due 12/01/2007                               8,340
                         4,400       (Jewish Community Foundation Metro West), VRDN, 2.62% due 12/01/2018                   4,400

                        39,000   New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI Corporation Project),
                                 VRDN, AMT, Series A, 2.57% due 6/01/2026 (a)(e)                                           39,000

                                 New Jersey EDA, Revenue Bonds (e):
                         2,330       (Accurate Box Co. Inc. Project), VRDN, AMT, 2.37% due 11/01/2009                       2,330
                         1,900       (The Arc of Somerset County Inc.), VRDN, 2.67% due 7/01/2020                           1,900
                         4,030       (Cozzoli Enterprises LLC Project), VRDN, AMT, 2.33% due 3/01/2022                      4,030
                         2,670       (Esarc, Inc. Project), VRDN, 2.67% due 4/01/2029                                       2,670
                         1,895       (Jewish Family Service), VRDN, 2.67% due 2/01/2022                                     1,895
                         8,065       MERLOTS, Series A-41, 2.31% due 6/15/2022 (b)                                          8,065
                        21,995       MERLOTS, VRDN, Series B-02, 2.31% due 6/15/2020 (d)                                   21,995
                         3,835       (Ocean County YMCA Inc. Project), VRDN, 2.67% due 9/01/2021                            3,835
                         5,000       (Presbyterian Homes), VRDN, Series B, 2.58% due 12/01/2032                             5,000
                         3,375       ROCS, Series II-R-203, 2.57% due 6/15/2021 (a)                                         3,375
                         6,750       ROCS, Series II-R-305, 2.33% due 6/15/2013 (b)                                         6,750
                         2,000       ROCS, Series II-R-311, 2.59% due 6/15/2012 (b)                                         2,000
                        10,645       ROCS, Series II-R-355, 2.31% due 3/01/2026 (c)                                        10,645
                         3,420       (Urban League Project), VRDN, 2.67% due 8/01/2019                                      3,420
                         2,945       (YMCA of Montclair Project), VRDN, 2.67% due 6/01/2022                                 2,945

                                 New Jersey EDA, Revenue Refunding Bonds (b)(e):
                        10,035       DRIVERS, Series 697, 2.56% due 6/15/2013                                              10,035
                         4,400       ROCS, Series II-R-331, 2.57% due 12/15/2015                                            4,400

                        10,000   New Jersey EDA, Special Facility Revenue Bonds (Port Newark Container LLC), VRDN,
                                 AMT, 2.31% due 7/01/2030 (e)                                                              10,000

                         3,735   New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New
                                 Jersey Inc. Project), VRDN, AMT, Series C, 2.53% due 11/01/2025 (a)(e)                     3,735

                                 New Jersey Health Care Facilities Financing Authority Revenue Bonds, VRDN (e):
                         6,500       (Beth Israel Hospital Association), Series A-2, 2.54% due 7/01/2014                    6,500
                         6,545       FLOATS, Series 702, 2.58% due 7/01/2014 (d)                                            6,545
                        10,000       FLOATS, Series 943, 2.58% due 7/01/2024 (b)                                           10,000
                        24,200       (Meridian Health System), Series A, 2.46% due 7/01/2033                               24,200
                         5,800       (Meridian Hospitals Corp. Computer Program), Series A-1, 2.48% due 7/01/2011           5,800
                         3,000       (Wiley Mission Project), 2.54% due 7/01/2029                                           3,000

                         9,165   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Centenary College), VRDN, Series A, 2.28% due 10/01/2033 (e)                              9,165

                        14,930   New Jersey State Highway Authority, Garden State Parkway, General Revenue Refunding
                                 Bonds, PUTTERS, VRDN, Series 247, 2.56% due 1/01/2013 (b)(e)(f)                           14,930

                         5,750   New Jersey State Transit Corporation, COP, ROCS, Series 15, 0.99% due
                                 9/15/2009 (a)(e)(g)                                                                        5,750

                                 New Jersey State Transportation Trust Fund Authority Revenue Bonds (e):
                        33,700       FLOATS, VRDN, Series 775D, 2.57% due 12/15/2016                                       33,700
                         7,405       FLOATS, VRDN, Series 963-D, 2.56% due 6/15/2025 (b)                                    7,405
                         6,130       MERLOTS, Series A13, 2.31% due 6/15/2020 (d)                                           6,130
                        16,615       PUTTERS, Series 332, 2.56% due 12/15/2015 (a)                                         16,615
                         7,080       ROCS, Series II-R-4040, 2.57% due 6/15/2022 (c)                                        7,080

                                 New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds,
                                 FLOATS (c)(e):
                         3,845       Series 1102, 2.56% due 12/15/2017                                                      3,845
                         2,995       Series 1117, 2.30% due 12/15/2016                                                      2,995

                                 New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN (c)(e):
                         5,000       Series C-1, 2.14% due 1/01/2024                                                        5,000
                        41,100       Series C-2, 2.14% due 1/01/2024                                                       41,100

                                 New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds (e):
                        16,205       GO, ROCS, Series II-R-4032, 2.57% due 1/01/2021 (c)                                   16,205
                        32,100       VRDN, Series D, 2.25% due 1/01/2018 (b)                                               32,100

                         5,425   North Bergen Township, New Jersey, Municipal Utilities Authority, Sewer Revenue
                                 Subordinated Project Notes, 3.50% due 2/06/2006                                            5,459

                         3,328   North Plainfield, New Jersey, GO, BAN, 3.75% due 6/27/2006                                 3,362

                        20,000   Passaic County, New Jersey, GO, Refunding, BAN, 3.75% due 6/09/2006                       20,165

                         3,150   Passaic County, New Jersey, Utilities Authority, Solid Waste System, Revenue
                                 Refunding Bonds, Series A, 3.25% due 2/27/2006                                             3,165

                                 Port Authority of New York and New Jersey, CP (e):
                         5,070       2.45% due 7/08/2005                                                                    5,070
                        10,000       2.73% due 8/01/2005                                                                   10,000
                        14,590       2.43% due 8/11/2005                                                                   14,590

                                 Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN (e):
                        92,000       AMT, Series 1R, 2.50% due 8/01/2028                                                   92,000
                        28,800       AMT, Series 4, 2.42% due 4/01/2024                                                    28,800
                         1,000       Series 3, 2.29% due 6/01/2020                                                          1,000

                         7,300   Salem County, New Jersey, Industrial Pollution Control Financing Authority Revenue
                                 Bonds (E.I. du Pont de Nemours), VRDN, 2.80% due 3/01/2012 (e)                             7,300

                        10,457   Stafford Township, New Jersey, GO, BAN, Series B, 2.75% due 7/15/2005                     10,462

                         5,960   University of Medicine and Dentistry, New Jersey, COP, ROCS, Series II-R-6510,
                                 2.57% due 6/15/2024 (d)(e)                                                                 5,960

                         3,600   West Deptford Township, New Jersey, TAN, 3.75% due 2/28/2006                               3,624

                        10,000   Woodbridge Township, New Jersey, GO, BAN, 3% due 7/08/2005                                10,003


Puerto Rico - 3.1%               Government Development Bank of Puerto Rico, CP:
                         8,715       2.90% due 7/01/2005                                                                    8,715
                        10,100       3.05% due 7/15/2005                                                                   10,100
                         5,644       3.05% due 7/19/2005                                                                    5,644

                         5,385   Puerto Rico Public Finance Corporation, FLOATS, VRDN, Series 705D, 2.28% due
                                 8/01/2027 (a)(e)                                                                           5,385

                                 Total Investments (Cost - $972,177*) - 99.9%                                             972,177
                                 Other Assets Less Liabilities - 0.1%                                                         868
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   973,045
                                                                                                                      ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(f) Escrowed to maturity.

(g) Prerefunded.

  * Cost for federal income tax purposes.


CMA New York Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
New York - 97.4%                 ABN AMRO Munitops Certificates Trust, New York, Revenue Refunding Bonds,
                                 VRDN (k):
                     $  23,340       Series 2002-10, 2.30% due 11/15/2010 (d)                                         $    23,340
                         9,965       Series 2004-24, 2.30% due 7/01/2012 (e)                                                9,965

                        10,000   Albany, New York, City School District, GO, BAN, Series B, 4% due 6/30/2006               10,127

                         2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN, 2.37%
                                 due 12/29/2010 (k)                                                                         2,500

                         2,666   Allegany County, New York, GO, BAN, 4% due 4/27/2006                                       2,693

                         6,601   Binghamton, New York, City School District, GO, BAN, 3% due 10/14/2005                     6,614

                        10,000   Binghamton, New York, GO, Refunding, BAN, 3% due 9/22/2005                                10,029

                         8,000   Brasher Falls, New York, Central School District, BAN, 3.75% due 7/07/2006                 8,072

                         2,360   Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                                 Corporation), VRDN, AMT, Series A, 2.69% due 9/01/2021 (k)                                 2,360

                         2,500   Chittenango, New York, Central School District, GO, RAN, 3% due 12/16/2005                 2,504

                         7,000   Clarence, New York, Central School District, TAN, 3.75% due 6/29/2006                      7,067

                         4,043   Clayton, New York, GO, BAN, 3% due 10/01/2005                                              4,048

                         5,000   Commack, New York, Union Free School District, GO, BAN, 3% due 11/18/2005                  5,018


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA New York Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
New York             $   3,500   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Trinity-Pawling
(concluded)                      School Corporation), VRDN, 2.53% due 10/01/2032 (k)                                  $     3,500

                         5,000   Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York,
                                 Revenue Bonds, Series 2003-0051, Class A, 2.57% due 11/15/2032 (b)(k)                      5,000

                                 Eagle Tax-Exempt Trust, New York, VRDN (k):
                        10,145       Series 2001-323, 2.31% due 4/01/2015                                                  10,145
                        24,500       Series 983201, 2.57% due 4/01/2017                                                    24,500

                         7,730   Eagle Tax-Exempt Trust, Revenue Refunding Bonds, VRDN, Series 2002-6003, Class A,
                                 2.57% due 11/15/2032 (d)(k)                                                                7,730

                         6,000   Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, New York, Revenue
                                 Bonds, Series 2003-0004, Class A, 2.57% due 11/15/2032 (b)(k)                              6,000

                         6,000   East Hampton Township, New York, GO, BAN, Series B, 3.50% due 6/01/2006                    6,040

                         5,170   East Moriches, New York, Union Free School District, GO, TAN, 3.75% due 6/22/2006          5,220

                                 Elmont, New York, Union Free School District, GO, TAN:
                         5,200       3.50% due 6/29/2006                                                                    5,239
                         2,000       3.75% due 6/29/2006                                                                    2,020

                                 Erie County, New York, IDA, Civic Facility Revenue Bonds, VRDN (k):
                         3,930       (Child and Family Services of Erie County), 2.62% due 6/01/2022                        3,930
                         1,485       (Claddagh Commission Inc. Project), 2.62% due 12/01/2015                               1,485

                         6,540   Freeport, New York, GO, BAN, 2.75% due 7/28/2005                                           6,545

                         7,310   Gloversville, New York, City School District, GO, BAN, Series A, 3.50% due 3/24/2006       7,353

                         2,460   Guilderland, New York, IDA, Civic Facility, Revenue Bonds (West Turnpike), VRDN,
                                 Series A, 2.62% due 4/01/2020 (k)                                                          2,460

                         2,930   Hempstead Town, New York, GO, Refunding, Series A, 3.50% due 2/15/2006 (k)                 2,945

                        16,000   Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project), VRDN, AMT,
                                 2.61% due 12/01/2029 (k)                                                                  16,000

                         3,759   Katonah-Lewisboro, New York, Union Free School District, GO, BAN, 2.75% due 7/22/2005      3,762

                        16,820   Long Island Power Authority, New York, Electric System General Revenue Bonds, VRDN,
                                 Series E, 2.15% due 12/01/2029 (d)(k)                                                     16,820

                                 Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN (k):
                        29,915       FLOATS, Series 822-D, 2.56% due 9/01/2029 (f)                                         29,915
                        11,200       Series H, 2.20% due 12/01/2029                                                        11,200
                        40,000       Sub-Series 3A, 2.23% due 5/01/2033                                                    40,000

                        20,876   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                 FLOATS, Series 339, 2.55% due 12/01/2026 (e)(k)                                           20,876

                                 Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                 Refunding Bonds, VRDN (d)(k):
                        10,600       FLOATS, Series 639, 2.57% due 11/15/2010                                              10,600
                        23,200       Series B, 2.52% due 11/01/2022                                                        23,200

                                 Metropolitan Transportation Authority, New York, GO, VRDN (k):
                        20,000       Sub-Series A-1, 2.52% due 11/01/2034 (f)                                              20,000
                        14,600       Sub-Series A-3, 2.52% due 11/01/2034 (i)                                              14,600

                                 Metropolitan Transportation Authority, New York, Revenue Bonds, VRDN (k):
                        20,000       FLOATS, Series 848-D, 2.56% due 11/15/2021 (b)                                        20,000
                         9,785       MERLOTS, Series A12, 2.70% due 6/07/2006 (d)                                           9,785
                         8,010       PUTTERS, Series 816, 2.57% due 5/15/2013 (a)                                           8,010

                                 Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN (k):
                        38,790       MERLOTS, Series A52, 2.31% due 11/15/2022 (b)                                         38,790
                         8,460       MERLOTS, Series B25, 2.31% due 11/15/2025 (b)                                          8,460
                         2,400       Series D-1, 2.52% due 11/01/2029 (d)                                                   2,400
                         7,845       Series D-2, 2.52% due 11/01/2032 (d)                                                   7,845

                         9,775   Metropolitan Transportation Authority, New York, Service Contract Revenue Bonds,
                                 MERLOTS, VRDN, Series A-43, 2.31% due 1/01/2010 (b)(k)                                     9,775

                         5,810   Milo, New York, Sewer System Improvements, GO, Refunding, BAN, 3.25% due 11/23/2005        5,834

                         1,700   Monroe County, New York, IDA, Civic Facility Revenue Refunding Bonds (Al Sigl
                                 Center for Rehabilitation Agencies, Inc. Project), VRDN, 2.60% due 12/01/2034 (k)          1,700

                         1,225   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN, 2.44%
                                 due 1/01/2012 (k)                                                                          1,225

                         6,070   Monroe County, New York, Public Improvement, GO, BAN, 3% due 7/28/2005                     6,076

                        10,000   Monticello, New York, Central School District, GO, BAN, 2.75% due 7/29/2005               10,009

                         8,000   Mount Vernon, New York, City School District, GO, TAN, 3.25% due 8/26/2005                 8,014

                        12,500   Nassau County, New York, IDA, Revenue Bonds (Clinton Plaza Senior Housing Project),
                                 VRDN, 2.28% due 9/01/2034 (k)                                                             12,500

                                 New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue
                                 Bonds, VRDN, Series A (k):
                        19,510       (63 Wall Street), 2.20% due 12/01/2036                                                19,510
                        10,000       (Gold Street Project), 2.26% due 1/01/2037                                            10,000

                                 New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds, VRDN, Series A (k):
                         3,300       (Armory Place LLC), AMT, Series A, 2.25% due 3/15/2033 (c)                             3,300
                         8,100       (Brittany Development), AMT, 2.25% due 6/15/2029 (c)                                   8,100
                        17,450       (Carnegie Park), 2.20% due 11/15/2019 (c)                                             17,450
                         3,700       (Monterey), 2.20% due 11/15/2019 (c)                                                   3,700
                        29,800       (Tribeca Towers), AMT, 2.25% due 11/15/2019 (c)                                       29,800
                        18,600       (West 43rd Street Development), AMT, 2.25% due 4/15/2029 (c)                          18,600
                        35,400       (West 89th Street Development), AMT, 2.25% due 11/15/2029                             35,400

                                 New York City, New York, City IDA, Civic Facility Revenue Bonds, VRDN (k):
                         3,200       (Allen-Stevenson School Project), 2.55% due 12/01/2034                                 3,200
                         2,550       (Federation of French Alliances in the United States Project), 2.60% due 2/01/2035     2,550
                         1,600       (Hewitt School Project), 2.55% due 12/01/2034                                          1,600

                         6,380   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Brooklyn
                                 Heights Montessori School Project), VRDN, 2.28% due 1/01/2027 (k)                          6,380

                         2,400   New York City, New York, City IDA, IDR (DXB Videotape Inc. Project), VRDN, AMT,
                                 2.35% due 6/30/2017 (k)                                                                    2,400

                                 New York City, New York, City IDA, Liberty Revenue Bonds, VRDN (k):
                        25,000       (FC Hanson Office Associates LLC Project), 2.40% due 12/01/2039                       25,000
                        24,700       (One Bryant Park LLC Project), Series B, 2.52% due 11/01/2039                         24,700

                         9,000   New York City, New York, City IDA, Special Facility Revenue Bonds (Air Express
                                 International Corporation Project), VRDN, AMT, 2.32% due 7/01/2024 (k)                     9,000

                         7,000   New York City, New York, City Municipal Water Finance Authority, CP, 2.92% due
                                 7/14/2005 7,000

                        29,100   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Bonds, MSTR, VRDN, SGB-25, 2.01% due 6/15/2007 (e)(h)(k)                   29,100

                                 New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN (k):
                        51,530       MSTR, Series SGB-27, 2.57% due 6/15/2024 (d)                                          51,530
                        15,270       PUTTERS, Series 622, 2.57% due 6/15/2012 (a)                                          15,270
                        22,505       Series F-1, 2.38% due 6/15/2033                                                       22,505
                        30,200       Series F-2, 2.30% due 6/15/2033                                                       30,200
                        10,600       Series G, 2.42% due 6/15/2024 (b)                                                     10,600

                                 New York City, New York, City Transitional Finance Authority Revenue Bonds,
                                 VRDN (k):
                        14,835       FLOATS, Series 536, 2.55% due 5/01/2015 (e)                                           14,835
                         5,500       Future Tax Secured, Series A, 2.35% due 2/15/2030                                      5,500
                        16,215       Future Tax Secured, Series A-2, 2.23% due 11/15/2027                                  16,215
                        29,355       (New York City Recovery), Series 1, Sub-Series 1A, 2.23% due 11/01/2022               29,355
                         3,790       ROCS, Series II-R-2054, 2.59% due 2/01/2020 (e)                                        3,790
                         2,700       Sub-Series 2A, 2.46% due 11/01/2022                                                    2,700
                        19,000       Sub-Series 2B, 2.35% due 11/01/2022                                                   19,000

                                 New York City, New York, City Transitional Finance Authority, Revenue Refunding
                                 Bonds, VRDN (k):
                         3,950       (New York City Recovery), Series 3, Sub-Series 3-B, 2.48% due 11/01/2022               3,950
                         4,600       (New York City Recovery), Series 3, Sub-Series 3-H, 2.38% due 11/01/2022               4,600

                                 New York City, New York, GO, VRDN (k):
                         9,540       MERLOTS, Series A36, 2.70% due 6/07/2006 (a)                                           9,540
                         5,000       MSTR, SGB-36, 2.55% due 6/01/2022 (a)                                                  5,000
                        27,955       PUTTERS, Series 865, 2.57% due 4/01/2013 (a)                                          27,955
                        20,000       ROCS, Series II-R-251A, 2.61% due 12/15/2019 (k)                                      20,000
                         6,860       Series F-4, 2.23% due 2/15/2020 (k)                                                    6,860
                         4,200       Series F-5, 2.23% due 2/15/2016                                                        4,200
                         3,850       Series J, Sub-Series J-2, 2.31% due 2/15/2016                                          3,850
                         2,800       Sub-Series A-3, 2.23% due 8/01/2031                                                    2,800
                        14,700       Sub-Series A-6, 2.22% due 8/01/2031                                                   14,700
                         5,000       Sub-Series C-3, 2.30% due 8/15/2029                                                    5,000
                         8,000       Sub-Series H-6, 2.20% due 3/01/2034                                                    8,000

                                 New York City, New York, GO, Refunding, VRDN (k):
                        12,100       MERLOTS, Series A32, 2.31% due 8/01/2011 (d)                                          12,100
                         7,075       PUTTERS, Series 914, 2.32% due 2/01/2013 (b)                                           7,075
                         6,000       Series H, Sub-Series H-2, 2.38% due 8/01/2013 (e)                                      6,000
                         4,400       Series H, Sub-Series H-2, 2.38% due 8/01/2014 (e)                                      4,400
                        13,000       Sub-Series C-3, 2.18% due 8/01/2020 (f)                                               13,000
                        14,400       Sub-Series C-4, 2.18% due 8/01/2020                                                   14,400
                        28,000       Sub-Series C-5, 2.24% due 8/01/2020                                                   28,000
                           100       Sub-Series E-4, 2.43% due 8/01/2021                                                      100
                           200       Sub-Series E-4, 2.43% due 8/01/2022                                                      200
                           800       Sub-Series E-5, 2.48% due 8/01/2015                                                      800
                           750       Sub-Series E-5, 2.48% due 8/01/2017                                                      750
                        13,815       Sub-Series C-2, 2.23% due 8/01/2020                                                   13,815

                        16,767   New York State Commander of General Services Revenue Bonds (People of the
                                 State of New York), VRDN, 2.34% due 9/01/2021 (k)                                         16,767

                         5,175   New York State Dormitory Authority, Consolidated Third General Resolution Revenue
                                 Bonds (City University System), VRDN, Series 1, 5.375% due 7/01/2005 (a)(h)(k)             5,279

                                 New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN (k):
                        30,000       Sub-Series D-2G, 2.52% due 2/15/2031                                                  30,000
                        15,000       Sub-Series D-2H, 2.52% due 2/15/2031                                                  15,000

                                 New York State Dormitory Authority Revenue Bonds, VRDN (k):
                         6,900       FLOATS, Series 894, 2.29% due 8/24/2005 (e)                                            6,900
                         2,230       MERLOTS, Series A35, 2.31% due 8/01/2023 (e)(g)                                        2,230
                         7,165       MERLOTS, Series B30, 2.31% due 3/15/2027 (b)                                           7,165
                         6,655       (Pratt Institute), 2.62% due 7/01/2034 (j)                                             6,655
                         5,900       (Teresian Housing Corporation), 2.51% due 7/01/2033                                    5,900
                         3,000       (Upstate Community Colleges), Series A, 6.25% due 7/01/2005 (h)                        3,060

                        20,000   New York State Dormitory Authority, Revenue Refunding Bonds, MERLOTS, VRDN,
                                 Series A-09, 2.78% due 5/15/2031 (a)(k)                                                   20,000

                         3,000   New York State Energy Research and Development Authority, Facilities Revenue Bonds
                                 (Consolidated Edison Company of New York, Inc. Project), Sub-Series C-3, VRDN, AMT,
                                 2.36% due 11/01/2039 (k)                                                                   3,000

                                 New York State, HFA, Housing Revenue Bonds, VRDN, Series A (k):
                        20,000       (100 Maiden Lane Project), 2.29% due 11/01/2037                                       20,000
                        33,950       (West 43rd Street), AMT, 2.25% due 11/01/2034                                         33,950

                         4,945   New York State, HFA, M/F Housing Revenue Bonds, VRDN, Series A, 2.32% due
                                 11/01/2028 (a)(k)                                                                          4,945

                         5,600   New York State, HFA, M/F Revenue Bonds (Kew Gardens Hills), VRDN, AMT, Series A,
                                 2.25% due 5/15/2036 (c)(k)                                                                 5,600

                                 New York State, HFA, Revenue Bonds, VRDN, AMT (k):
                         6,400       (1500 Lexington Associates LLC), Series A, 2.40% due 5/15/2034 (c)                     6,400
                        28,600       (1501 Lex Associates LP), Series A, 2.25% due 5/15/2032 (c)                           28,600
                        20,000       (Chelsea Apartments), Series A, 2.45% due 11/15/2036 (c)                              20,000
                        12,000       (Gethsemane Apartments), Series A, 2.34% due 5/15/2033 (c)                            12,000
                        21,000       (Helena Housing), Series A, 2.25% due 11/01/2036                                      21,000
                        13,450       (Saxony Housing), Series A, 2.25% due 5/15/2030                                       13,450
                        13,000       (Talleyrand Crescent), 2.32% due 5/15/2028 (c)                                        13,000
                        32,600       (Tribeca Pointe LLC), Series A, 2.28% due 5/15/2029 (c)                               32,600
                        54,400       (Tribeca), Series A, 2.25% due 11/15/2029 (c)                                         54,400

                        10,545   New York State, HFA, Revenue Bonds (Biltmore Tower Project), AMT, Series A, 2.36%
                                 due 5/15/2034 (k)                                                                         10,545

                                 New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN (k):
                         7,500       Series C, 2.23% due 3/15/2026                                                          7,500
                        19,300       Series D, 2.23% due 3/15/2026                                                         19,300

                         9,500   New York State Local Assistance Corporation Revenue Bonds, VRDN, Series A, 2.20%
                                 due 4/01/2022 (k)                                                                          9,500

                            83   New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
                                 Series B, 2.10% due 4/01/2025 (k)                                                             83

                        24,830   New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                                 Sub Lien, VRDN, Series A-7V, 2.18% due 4/01/2020 (b)(k)                                   24,830

                         4,545   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                                 Bonds, ROCS, VRDN, Series II-R-5012, 2.57% due 4/01/2019 (a)(k)                            4,545

                         8,155   New York State Thruway Authority, Highway and Bridge Trust Fund, Second General
                                 Revenue Bonds, PUTTERS, VRDN, Series 405, 2.57% due 10/01/2011 (e)(k)                      8,155

                         8,510   New York State Urban Development Corporation Revenue Bonds, MERLOTS, VRDN,
                                 Series A01, 2.31% due 3/15/2015 (b)(k)                                                     8,510

                         4,000   Newark Valley, New York, Central School District, GO, BAN, Series B, 3.75% due
                                 6/29/2006                                                                                  4,038

                        18,681   North Babylon, New York, Union Free School District, GO, BAN, 3.50% due 8/09/2005         18,711

                         2,075   Onondaga County, New York, IDA, IDR (Peregrine International LLC Project), VRDN,
                                 AMT, 2.33% due 5/01/2022 (k)                                                               2,075

                        14,200   Onondaga County, New York, IDA, Solid Waste Disposal Facility Revenue Refunding
                                 Bonds (Solvay Paperboard Project), VRDN, AMT, 2.65% due 7/01/2023 (k)                     14,200

                         2,500   Ossining, New York, Union Free School District, GO, BAN, 3.25% due 12/16/2005              2,506

                         1,775   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties Inc.
                                 Project), VRDN, Series A, 2.64% due 6/01/2024 (k)                                          1,775

                                 Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds, (Versatile Structure Obligation), VRDN (k):
                         1,300       Series 3, 2.46% due 6/01/2020                                                          1,300
                        14,800       Series 5, 2.29% due 8/01/2024                                                         14,800

                        26,940   Poughkeepsie, New York, City School District, GO, BAN, 3.50% due 5/05/2006                27,102

                         3,560   Putnam County, New York, IDA, Revenue Bonds (Dynacept Corporation Project),
                                 VRDN, AMT, 2.61% due 1/01/2021 (k)                                                         3,560

                         9,850   Putnam Valley, New York, Central School District, GO, BAN, 3.50% due 6/30/2006             9,919

                         5,000   Rochester, New York, GO, Refunding, BAN, Series II, 3% due 10/21/2005                      5,017

                                 Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College
                                 Project), VRDN (k):
                         6,855       Series A, 2.30% due 7/01/2035                                                          6,855
                         3,060       Series B, 2.30% due 7/01/2035                                                          3,060

                         9,800   Rockland County, New York, IDA, Revenue Bonds (Dominican College Project), VRDN,
                                 Series A, 2.57% due 5/01/2034 (k)                                                          9,800

                        10,000   Rome, New York, City School District, GO, RAN, 3.50% due 6/23/2006                        10,055

                                 Schenectady, New York, City School District, GO:
                         4,700       BAN, 3% due 7/08/2005                                                                  4,701
                         9,000       RAN, 3% due 7/08/2005                                                                  9,002
                         8,000       RAN, 3.75% due 7/06/2006                                                               8,072

                         5,000   Shenendehowa Central School District of Clifton Park, New York, GO, RAN, 3% due
                                 6/22/2006                                                                                  5,007

                         3,000   South Country Central School District of Brookhaven, New York, TAN, 3.75% due
                                 6/23/2006                                                                                  3,027

                           500   South Glens Falls, New York, Central School District, GO, RAN, 3.50% due 6/16/2006           503

                         3,250   South Orangetown, New York, Central School District, TAN, 3.75% due 6/30/2006              3,283

                         8,600   Southampton Township, New York, GO, BAN, 3.50% due 4/13/2006                               8,654

                                 Suffolk County, New York, GO:
                        25,000       TAN, Series I, 3.25% due 8/16/2005                                                    25,042
                         2,435       VRDN, Series A, 3% due 2/01/2006 (e)(k)                                                2,438

                         4,920   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                 Bonds (Ogden Martin Systems), ROCS, AMT, 2.53% due 10/01/2006 (a)(k)                       4,920

                                 Tobacco Settlement Financing Corporation of New York Revenue Bonds VRDN (a)(k):
                         7,475       PUTTERS, VRDN, Series 648, 2.57% due 6/01/2011                                         7,475
                         2,930       ROCS, Series II-R-2034, 2.58% due 6/01/2020                                            2,930
                         8,020       ROCS, Series II-R-4508, 2.58% due 6/01/2021                                            8,020

                         7,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                 VRDN, Series A, 2.18% due 11/01/2035 (k)                                                   7,000

                         7,100   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                                 Bonds, VRDN, Series C, 2.23% due 1/01/2032 (a)(k)                                          7,100

                                 Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, VRDN (a)(k):
                         9,500       MERLOTS, Series B28, 2.31% due 11/15/2026                                              9,500
                         7,055       PUTTERS, Series 342, 2.57% due 11/15/2020                                              7,055
                         2,050       ROCS, Series II-R-2013, 2.57% due 11/15/2021                                           2,050

                                 Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 VRDN (e)(k):
                        12,895       FLOATS, Series 839, 2.56% due 11/15/2019                                              12,895
                         9,940       MERLOTS, Series B03, 2.31% due 11/15/2020                                              9,940
                        14,480       MERLOTS, Series B13, 2.31% due 11/15/2021                                             14,480
                        14,100       PUTTERS, Series 304, 2.57% due 11/15/2018                                             14,100
                         5,330       ROCS, Series II-R-1032, 2.57% due 11/15/2021                                           5,330

                                 Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                 Refunding Bonds, VRDN (d)(k):
                        21,315       Series A, 2.23% due 1/01/2031                                                         21,315
                         1,625       Series C, 2.23% due 1/01/2031                                                          1,625
                        14,140       Series D, 2.23% due 1/01/2031                                                         14,140

                        13,556   Ulster County, New York, GO, Refunding, BAN, Series A, 3% due 11/18/2005                  13,605

                         3,635   Wappinger, New York, GO, BAN, 3.50% due 4/28/2006                                          3,657

                         4,500   Westchester County, New York, IDA, Civic Facility Revenue Refunding Bonds (Northern
                                 Westchester Hospital), VRDN, 2.31% due 11/01/2024 (k)                                      4,500

                                 William Floyd Union Free School District, Mastics-Moriches-Shirley, GO:
                         3,000       BAN, 3.75% due 6/27/2006                                                               3,029
                         2,000       TAN, 3.75% due 6/27/2006                                                               2,019

                         1,500   Yonkers, New York, IDA, Revenue Bonds, MERLOTS, VRDN, Series A01, 2.36% due
                                 7/01/2042 (k)                                                                              1,500


Puerto Rico - 3.7%               Government Development Bank of Puerto Rico, CP:
                         7,000       2.90% due 7/01/2005                                                                    7,000
                        27,403       3.05% due 7/15/2005                                                                   27,403

                         2,400   Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                                 Class A, 2.27% due 1/25/2016 (e)(k)                                                        2,400

                        12,750   Puerto Rico Commonwealth, TRAN, 3% due 7/29/2005                                          12,749

                        12,755   Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 747D, 2.56% due 7/01/2017 (f)(k)                                                   12,755

                                 Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN (f)(k):
                        14,191       Series 911, 2.54% due 8/01/2026                                                       14,191
                         3,496       Series 919, 2.28% due 8/01/2026                                                        3,496


                                 Total Investments (Cost - $2,190,780*) - 101.1%                                        2,190,780
                                 Liabilities in Excess of Other Assets - (1.1%)                                          (23,551)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $ 2,167,229
                                                                                                                      ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FNMA Collateralized.

(d) FSA Insured.

(e) MBIA Insured.

(f) CIFG Insured

(g) FHA Insured.

(h) Prerefunded.

(i) XL Capital Insured.

(j) Radian Insured.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

  * Cost for federal income tax purposes.



CMA North Carolina Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                    Face
                    Amount       Municipal Bonds                                                                            Value
North               $    1,600   Alamance County, North Carolina, Industrial Facilities and Pollution Control
Carolina - 96.0%                 Financing Authority, IDR (Millender Project), VRDN, AMT, 2.69% due 12/01/2020 (a)    $     1,600

                         2,200   Ashe County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (Oldham Saw Inc. Project), VRDN,
                                 AMT, 2.61% due 5/01/2014 (a)                                                               2,200

                         4,500   Boiling Springs Lakes, North Carolina, GO, BAN, 3.50% due 11/16/2005                       4,521

                         1,800   Buncombe County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority Revenue Refunding Bonds (Industrial Development Alliance),
                                 VRDN, AMT, 2.79% due 8/01/2009 (a)                                                         1,800

                         6,600   Cabarrus County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (S&D Coffee Inc. Project), VRDN,
                                 AMT, 2.64% due 9/01/2011 (a)                                                               6,600

                            35   Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN, Series A, 2.26%
                                 due 7/01/2016 (a)(c)                                                                          35

                         2,370   Eagle Tax-Exempt Trust, North Carolina State, GO, VRDN, Series 2005-1001, Class A,
                                 2.58% due 3/01/2023 (a)                                                                    2,370

                         1,455   Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Marlatex Corporation Project), VRDN, AMT, 2.74% due 6/01/2015 (a)          1,455

                           270   Granville County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (Lace Lastics Company Inc. Project),
                                 VRDN, AMT, 2.44% due 10/01/2005 (a)                                                          270

                                 Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR, VRDN, AMT (a):
                         2,500       (High Point Textiles Auxiliaries), Refunding, 2.69% due 6/01/2012                      2,500
                         3,400       (Nat Sherman Building LLC), 2.79% due 3/01/2022                                        3,400
                           800       (Neal Manufacturing), 2.61% due 11/01/2013                                               800
                         1,900       (Ornamental Products), 2.61% due 12/01/2014                                            1,900
                         2,400       (Snider Tire Inc.), 2.69% due 10/01/2019                                               2,400

                        12,415   Halifax County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority Revenue Bonds, Exempt Facilities (Westmoreland), VRDN, 2.53%
                                 due 12/01/2019 (a)                                                                        12,415


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
PCR        Pollution Control Revenue Bonds
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA North Carolina Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                    Face
                    Amount       Municipal Bonds                                                                            Value
North Carolina      $      900   Harnett County, North Carolina, Industrial Facilities and Pollution Control
(concluded)                      Financing Authority, IDR (Edwards Brothers Inc. Project), VRDN, AMT, 2.69%
                                 due 1/01/2007 (a)                                                                    $       900

                         6,000   Hertford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Easco Corporation Project), VRDN, AMT, 2.71% due
                                 11/01/2013 (a)                                                                             6,000

                         2,193   High Point, North Carolina, Combined Enterprise System Revenue Bonds, FLOATS,
                                 VRDN, Series 998, 2.57% due 11/01/2031 (a)(f)                                              2,193

                         4,250   Lee County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Lee Central LLC Project), VRDN, AMT, 2.69% due 12/01/2023 (a)              4,250

                         2,175   Lincoln County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Packaging NC Project), VRDN, 2.67% due 10/01/2013 (a)                      2,175

                         9,000   Martin County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Penco Products Project), VRDN, AMT, 2.71% due 9/01/2022 (a)                9,000

                         5,830   Martin County, North Carolina, Water and Sewer District No. 2, BAN, 3.40% due
                                 11/09/2005                                                                                 5,844

                                 Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds, VRDN, AMT (a):
                           700       (Ferguson Supply and Box Manufacturing), 2.63% due 8/01/2010                             700
                         4,975       (Southern Steel Company LLC Project), 2.64% due 3/02/2015                              4,975

                         3,740   Mecklenburg County, North Carolina, M/F Housing Revenue Bonds (Sycamore Green
                                 Apartments), VRDN, 2.55% due 1/01/2022 (a)                                                 3,740

                        14,115   Municipal Securities Trust Certificates, GO, VRDN, Series 138, Class A, 2.29%
                                 due 3/16/2015 (a)                                                                         14,115

                           949   Newland, North Carolina, GO, BAN, 3% due 9/28/2005                                           951

                         3,000   North Carolina Agriculture Finance Authority, Agriculture Development Revenue
                                 Bonds (Albemarle Cotton Growers), VRDN, AMT, 2.69% due 7/01/2014 (a)                       3,000

                         7,410   North Carolina Agriculture Finance Authority, Agriculture Development Revenue
                                 Refunding Bonds (Harvey Fertilizer and Gas Project), VRDN, AMT, 2.69% due
                                 6/01/2016 (a)                                                                              7,410

                         4,000   North Carolina Capital Facilities Finance Agency, CP, 2.70% due 8/04/2005                  4,000

                         9,900   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                                 MERLOTS, VRDN, Series A22, 2.32% due 1/01/2024 (a)                                         9,900

                         2,322   North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                 Bonds, MERLOTS, VRDN, Series 955-D, 2.57% due 1/01/2018 (a)(b)                             2,322

                         7,800   North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 18-C, 2.30%
                                 due 1/01/2035 (a)                                                                          7,800

                           400   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Refunding Bonds (Carol Woods Project), VRDN, 2.52% due 4/01/2031 (a)(e)              400

                         4,325   North Carolina Medical Care Commission, Retirement Facilities Revenue Refunding
                                 Bonds (Aldersgate Project), VRDN, 2.35% due 1/01/2031 (a)                                  4,325

                         3,450   North Carolina Medical Care Commission Revenue Bonds, ROCS, VRDN, Series II-R-296,
                                 2.58% due 9/01/2033 (a)(d)(h)                                                              3,450

                         4,335   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds,
                                 ROCS, VRDN, Series II R-211, 2.58% due 1/01/2020 (a)(c)                                    4,335

                         1,000   North Carolina State, GO, MERLOTS, VRDN, Series A23, 2.32% due 3/01/2027 (a)               1,000

                         4,000   Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, VRDN,
                                 AMT, Series B, 2.61% due 7/01/2029 (a)(g)                                                  4,000

                           815   Piedmont Triad Airport Authority, North Carolina, Special Facility Revenue Bonds
                                 (Cessna Aircraft Company Project), VRDN, 2.61% due 10/01/2012 (a)                            815

                         7,110   Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, VRDN, AMT,
                                 2.30% due 11/01/2017 (a)(f)                                                                7,110

                         5,723   Rocky Point, North Carolina, Topsoil, Water and Sewer, GO, BAN, Series A, 3.50%
                                 due 11/16/2005                                                                             5,749

                         2,300   Rowan County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, PCR, IDR (Hon Industries Project), VRDN, AMT, 2.69% due 4/01/2018 (a)           2,300

                         2,000   Rutherford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (All American Homes of North Carolina), VRDN, AMT, 2.50%
                                 due 11/01/2011 (a)                                                                         2,000

                         1,890   Sampson County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Dubose Strapping Inc. Project), VRDN, AMT, 2.74% due 1/01/2012 (a)         1,890

                         2,600   Stanley County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Patrick Industries Project), VRDN, AMT, 2.50% due 8/01/2010 (a)            2,600

                         1,045   University of North Carolina System Pool Revenue Bonds, Series A, 4% due
                                 4/01/2006 (a)(b)                                                                           1,055

                         2,900   Vance County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (HH Hunt Manufacturing Facilities LLC Project), VRDN, 2.69% due
                                 6/01/2015 (a)                                                                              2,900

                         1,900   Wilson County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Supreme/Murphy Truck Project), VRDN, AMT, 2.72% due 6/01/2015 (a)          1,900


Puerto Rico - 2.0%       3,700   Government Development Bank of Puerto Rico, CP, 3.05% due 7/19/2005                        3,700

                                 Total Investments (Cost - $183,070*) - 98.0%                                             183,070
                                 Other Assets Less Liabilities - 2.0%                                                       3,732
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   186,802
                                                                                                                      ===========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(b) AMBAC Insured.

(c) MBIA Insured.

(d) FSA Insured.

(e) Radian Insured.

(f) FGIC Insured.

(g) XL Capital Insured.

(h) FHA Insured.

  * Cost for federal income tax purposes.


CMA Ohio Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                    Face
                    Amount       Municipal Bonds                                                                            Value
Ohio - 98.4%                     ABN AMRO Munitops Certificates Trust, Ohio, GO, VRDN (a):
                    $   10,820       Series 2003-34, 2.32% due 12/01/2011 (d)                                         $    10,820
                         5,000       Series 2004-23, 2.32% due 12/01/2011 (c)                                               5,000

                                 ABN AMRO Munitops Certificates Trust Revenue Bonds, Ohio, VRDN (a)(b):
                         5,000       Series 2004-4, 2.32% due 6/01/2012                                                     5,000
                         7,595       South-Western City School District, Series 2001-7, 2.32% due 12/01/2007                7,595

                         4,930   ABN AMRO Munitops Certificates Trust, Westerville, Ohio, City School District,
                                 VRDN, Series 2001-3, 2.32% due 6/01/2009 (a)(e)                                            4,930

                         1,995   Akron, Ohio, Income Tax Revenue Bonds, ROCS, VRDN, Series II-R-2137, 2.57% due
                                 12/01/2020 (a)(c)                                                                          1,995

                         1,325   Allen County, Ohio, GO, BAN, 1.95% due 9/07/2005                                           1,325

                         1,835   Ashland, Ohio, Various Purpose Improvement Notes, GO, 4% due 5/25/2006                     1,851

                         1,100   Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County Medical
                                 Center Project), VRDN, 2.57% due 12/01/2007 (a)                                            1,100

                         1,420   Barberton, Ohio, GO, State Improvement Notes, 1.98% due 11/17/2005                         1,425

                         2,000   Brunswick, Ohio, Storm Water Drainage System Notes, GO, 4.25% due 5/24/2006                2,022

                         3,600   Bryan, Ohio, GO, BAN, 2.675% due 12/01/2005                                                3,605

                         9,080   Butler County, Ohio, EDR (Great Miami Valley YMCA Project), VRDN, 2.60%
                                 due 9/01/2020 (a)                                                                          9,080

                                 Cincinnati, Ohio, City School District, GO:
                         3,830       PUTTERS, VRDN, Series 315, 2.58% due 6/01/2010 (a)(d)                                  3,830
                         8,250       (School Computer Technology), BAN, 2.50% due 9/09/2005                                 8,264


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA Ohio Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                    Face
                    Amount       Municipal Bonds                                                                            Value
Ohio                             Clinton County, Ohio, Hospital Revenue Refunding Bonds, VRDN (a):
(concluded)         $    4,600       (Memorial Hospital Project), Series A-1, 2.37% due 8/01/2022                     $     4,600
                         2,570       (Saint Luke's Hospital Project), 2.55% due 12/01/2006                                  2,570
                         4,300       Series D-1, 2.37% due 12/01/2015                                                       4,300

                         8,035   Columbus, Ohio, Regional Airport Authority, M/F Housing Revenue Refunding Bonds
                                 (West Bay Apartments Project), VRDN, AMT, 2.65% due 12/01/2034 (a)                         8,035

                         5,585   Cuyahoga County, Ohio, BAN, 2.50% due 9/15/2005                                            5,595

                         4,635   Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development Corporation),
                                 VRDN, 2.62% due 6/01/2022 (a)                                                              4,635

                         3,000   Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN, 2.59% due
                                 7/01/2031 (a)                                                                              3,000

                                 Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds, VRDN (a):
                         4,425       (A.M. McGregor Home Project), 2.59% due 1/01/2034                                      4,425
                         3,155       (Catholic Charities Facilities), 2.63% due 7/01/2012                                   3,155

                         4,900   Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of Charity Health
                                 System), VRDN, 2.59% due 11/01/2030 (a)                                                    4,900

                                 Cuyahoga County, Ohio, IDR, Refunding, VRDN (a):
                           820       (Curtiss Wright Project), 2.68% due 12/01/2008                                           820
                         1,940       (Parma Care Center Inc. Project), AMT, 2.37% due 12/01/2011                            1,940

                                 Cuyahoga County, Ohio, IDR, VRDN (a):
                           310       (Athens Pastries Inc. Project), AMT, 2.44% due 6/03/2009                                 310
                           145       (Erieview Metal Treating Project), 2.44% due 5/05/2010                                   145
                         3,525       (King Nut Project), AMT, 2.69% due 5/01/2021                                           3,525

                         2,651   Dayton, Ohio, GO, BAN, AMT, 3% due 7/07/2005                                               2,651

                         3,600   Deerfield Township, Ohio, Tax Increment Revenue Bonds, Subordinated Notes, VRDN,
                                 Series A, 2.60% due 12/01/2022 (a)                                                         3,600

                         5,000   Dover, Ohio, Improvement Notes, GO, 3.50% due 1/12/2006                                    5,030

                         2,000   Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School District, GO, VRDN,
                                 Series 2004-34, Class A, 2.57% due 12/01/2031 (a)(d)                                       2,000

                         4,000   Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN, Series 98,
                                 Class 3501, 2.57% due 1/01/2021 (a)                                                        4,000

                                 Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison), VRDN,
                                 Series 95 (a):
                         6,000       Class 3501, 2.57% due 7/01/2015                                                        6,000
                         5,800       Class 3502, 2.57% due 7/01/2015                                                        5,800

                         1,630   Fairborn, Ohio, GO, BAN, Series A, 2.25% due 8/04/2005                                     1,631

                         2,500   Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project), VRDN, 2.57%
                                 due 5/01/2007 (a)                                                                          2,500

                           350   Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 2.44% due
                                 9/01/2016 (a)                                                                                350

                         4,800   Hamilton County, Ohio, EDR (The Contemporary Arts Center), VRDN, 2.58% due
                                 11/01/2021 (a)                                                                             4,800

                         4,145   Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Sisters of Charity
                                 Senior Care), VRDN, 2.64% due 8/01/2027 (a)                                                4,145

                         1,240   Hamilton County, Ohio, Parking System Revenue Bonds, VRDN, 2.56% due 12/01/2026 (a)        1,240

                         3,200   Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban
                                 Redevelopment Corporation Project), VRDN, 2.62% due 8/01/2036 (a)                          3,200

                         5,965   Hancock County, Ohio, M/F Housing Revenue Bonds (Crystal Glen Apartments), VRDN,
                                 AMT, Series A, 2.65% due 1/01/2031 (a)                                                     5,965

                         4,320   Hilliard, Ohio, School District, GO, Refunding, ROCS, VRDN, Series II-R-7503,
                                 2.57% due 12/01/2023 (a)(e)                                                                4,320

                           700   Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 2.44% due 12/01/2014 (a)            700

                         2,770   Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN, 2.63% due
                                 12/01/2016 (a)                                                                             2,770

                         3,650   Jackson, Ohio, Hospital Facilities, Revenue Refunding Bonds (Consolidated Health
                                 System-Holzer Hospital), VRDN, 2.60% due 10/01/2029 (a)(f)                                 3,650

                         2,780   Kent, Ohio, GO, BAN, 2.75% due 10/20/2005                                                  2,787

                         5,000   Knox County, Ohio, Hospital Facilities Revenue Bonds (Knox Community Hospital
                                 Project), VRDN, 2.59% due 12/01/2029 (a)                                                   5,000

                         1,935   Lake County, Ohio, GO, BAN, 2.50% due 7/27/2005                                            1,936

                         2,500   Lebanon, Ohio, Limited Tax, GO, BAN, 3% due 9/21/2005                                      2,507

                         4,450   Lima, Ohio, GO, BAN, 4% due 5/04/2006                                                      4,488

                         2,100   Lorain County, Ohio, IDR (Cutting Dynamics Project), VRDN, AMT, 2.69% due
                                 11/01/2021 (a)                                                                             2,100

                         1,290   Lucas County, Ohio, EDR (Hammill Manufacturing Company Project), VRDN, AMT, 2.65%
                                 due 5/01/2010 (a)                                                                          1,290

                                 Lucas County, Ohio, Hospital Revenue Bonds, VRDN (a):
                            75       (Sunshine Children's Home Project), 2.73% due 12/01/2007                                  75
                         1,060       (Sunshine Inc.-Northwest Ohio Project), 2.68% due 6/02/2014                            1,060

                         1,870   Mahoning County, Ohio, IDR (Industrial Waste Control Project), VRDN, AMT, 2.44%
                                 due 12/01/2032 (a)                                                                         1,870

                         1,460   Mahoning County, Ohio, Revenue Bonds (Youngstown Community School Project),
                                 VRDN, 2.63% due 2/01/2017 (a)                                                              1,460

                         3,702   Marion, Ohio, GO, BAN, 2.75% due 10/19/2005                                                3,712

                         6,800   Marysville, Ohio, Tax Increment Financing Revenue Notes, 2.75% due 9/14/2005               6,814

                         1,320   Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 2.54% due
                                 11/01/2018 (a)                                                                             1,320

                         2,000   Mayfield Heights, Ohio, GO, BAN, 3.25% due 1/26/2006                                       2,010

                         1,015   Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT, 2.69%
                                 due 9/01/2012 (a)                                                                          1,015

                         4,900   Middletown, Ohio, City School District, GO, ROCS, VRDN, Series II-R-303, 2.57%
                                 due 12/01/2031 (a)(c)                                                                      4,900

                         1,300   Montgomery County, Ohio, EDR (Benjamin & Marian Project), VRDN, Series A, 2.63%
                                 due 4/01/2011 (a)                                                                          1,300

                                 Montgomery County, Ohio, Health Care Facilities Revenue Bonds, VRDN (a):
                         2,410       (Kettering Affiliated Project), 2.67% due 5/01/2022                                    2,410
                         1,585       (South Community Inc. Project), 2.68% due 9/01/2014                                    1,585

                         1,560   Montgomery County, Ohio, IDR (Citywide Development Corporation Project), VRDN,
                                 AMT, 2.72% due 12/01/2013 (a)                                                              1,560

                         5,635   Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber Creek Village
                                 Apartments), VRDN, AMT, 2.67% due 12/01/2027 (a)                                           5,635

                         2,000   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital), VRDN,
                                 Series A, 2.50% due 11/15/2022 (a)                                                         2,000

                         2,405   Morrow County, Ohio, GO, Refunding, BAN, 2.50% due 7/20/2005                               2,406

                         3,610   Municipal Securities Trust Certificates, Revenue Refunding Bonds (Ohio State
                                 Turnpike Commission), VRDN, Series 2000-104, Class A, 2.55% due 11/14/2017 (a)(c)          3,610

                                 Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                 Gas and Electric), VRDN (a):
                         2,100       Series A, 2.42% due 9/01/2030                                                          2,100
                         2,100       Series B, 2.49% due 9/01/2030                                                          2,100

                         5,000   Ohio State Air Quality Development Authority, PCR, Refunding (Ohio Edison Company),
                                 VRDN, Series C, 2.45% due 6/01/2023 (a)                                                    5,000

                                 Ohio State, GO, VRDN (a):
                         1,500       FLOATS, Series 945, 2.56% due 6/15/2011                                                1,500
                         9,560       PUTTERS, Series 306, 2.58% due 11/01/2018                                              9,560

                         2,705   Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount Vernon
                                 Nazareth College Project), VRDN, 2.63% due 9/01/2009 (a)                                   2,705

                         2,075   Ohio State Higher Educational Facilities Commission, Revenue Refunding Bonds (Pooled
                                 Financing), VRDN, 2.62% due 12/01/2016 (a)                                                 2,075

                         2,700   Ohio State IDR (University Forest Products Project), VRDN, AMT, 2.74% due
                                 10/01/2020 (a)                                                                             2,700

                                 Ohio State Solid Waste Revenue Bonds, VRDN, AMT (a):
                         8,000       (BP Chemical Inc.), 2.53% due 8/01/2034                                                8,000
                         7,030       (BP Exploration and Oil Inc. Project), 2.53% due 8/01/2034                             7,030
                         4,700       (BP Exploration and Oil Inc. Project), Series 90, 2.36% due 8/01/2034                  4,700
                         3,065       (BP Products of North America), 2.53% due 8/01/2034                                    3,065

                         8,300   Ohio State Water Development Authority, Pollution Control Facilities Revenue Bonds
                                 (Ohio Edison Company Project), VRDN, AMT, Series B, 2.54% due 9/01/2018 (a)                8,300

                         6,000   Ohio State Water Development Authority, Solid Waste Facilities Revenue Bonds (PEL
                                 Technologies Project), VRDN, AMT, 2.62% due 7/01/2027 (a)                                  6,000

                         1,400   Paulding County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge Corporation
                                 Project), VRDN, AMT, 2.36% due 8/01/2026 (a)                                               1,400

                         1,955   Perrysburg, Ohio, GO, BAN, 2.20% due 8/11/2005                                             1,956

                                 Portage County, Ohio, Industrial Revenue Bonds, VRDN (a):
                         2,890       (Commercial Turf Products Ltd. Project), AMT, 2.61% due 5/01/2022                      2,890
                           830       (John E. Susong Project), Series B, 2.44% due 5/02/2016                                  830

                                 Portage County, Ohio, Industrial Revenue Refunding Bonds, VRDN (a):
                         1,110       (John E. Susong Project), Series A, 2.44% due 5/02/2011                                1,110
                         1,605       (PM Properties One Ltd.), AMT, 2.72% due 11/01/2012                                    1,605

                           400   Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker Holdings, Inc.),
                                 VRDN, 2.67% due 12/01/2010 (a)                                                               400

                         2,022   Saint Clairsville, Ohio, GO, BAN, 3.75% due 4/27/2006                                      2,034

                           900   Sandusky County, Ohio, IDR (Magnesium Refining Technologies Inc. Project), VRDN,
                                 AMT, Series A, 2.44% due 9/01/2007 (a)                                                       900

                           955   Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT, 2.72%
                                 due 2/01/2010 (a)                                                                            955

                         2,200   Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost Services Inc. Project),
                                 VRDN, AMT, 2.69% due 12/01/2011 (a)                                                        2,200

                                 Summit County, Ohio, IDR, VRDN (a):
                           815       (Ace Precision Industries Inc. Project), 2.77% due 7/01/2014                             815
                           322       (Austin Printing Company Inc. Project), AMT, 2.77% due 8/01/2006                         322
                           725       (Waldonia Investment Project), AMT, 2.44% due 7/01/2018                                  725

                         3,500   Toledo, Ohio, City School District, GO, PUTTERS, VRDN, Series 655, 2.58% due
                                 12/01/2011 (a)(c)                                                                          3,500

                         3,500   Trumbull County, Ohio, IDR (Ellwood Engineered Casting Company), Refunding, VRDN,
                                 AMT, 2.69% due 4/01/2013 (a)                                                               3,500

                           600   Union County, Ohio, IDR (Union Aggregates Company Project), VRDN, AMT, 2.71% due
                                 11/01/2006 (a)                                                                               600

                         2,050   Upper Valley Joint Vocational School District, Ohio, GO, BAN, 2.62% due 11/29/2005         2,053

                           700   Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 2.77% due 5/01/2016 (a)      700

                           885   Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley Dillon), VRDN,
                                 2.44% due 4/01/2011 (a)                                                                      885

                         1,850   Vinton County, Ohio, Local School District, GO, BAN, 3% due 7/07/2005                      1,850

                         2,100   Wauseon, Ohio, GO, BAN, 2.58% due 11/23/2005                                               2,105

                         3,725   West Chester Township, Ohio, Tax Increment Financing Revenue Bonds (West Chester
                                 Streets Project), VRDN, 2.60% due 12/01/2021 (a)                                           3,725

                         1,000   Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 2.72% due
                                 6/01/2009 (a)                                                                              1,000

                                 Wood County, Ohio, IDR, VRDN, AMT (a):
                           280       (Centaur Tool and Die Inc. Project), 2.77% due 8/01/2010                                 280
                         1,600       (Jerl Machine Project), 2.63% due 9/01/2016                                            1,600

                           535   Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 2.77% due
                                 5/01/2010 (a)                                                                                535


Puerto Rico - 1.7%       6,300   Government Development Bank of Puerto Rico, CP, 2.98% due 7/20/2005                        6,300

                                 Total Investments (Cost - $360,609*) - 100.1%                                            360,609
                                 Liabilities in Excess of Other Assets - (0.1)%                                             (418)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   360,191
                                                                                                                      ===========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(b) AMBAC Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Radian Insured.

  * Cost for federal income tax purposes.


CMA Pennsylvania Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                    Face
                    Amount       Municipal Bonds                                                                            Value
Pennsylvania -      $    3,760   ABN AMRO Munitops Certificates Trust, GO, VRDN, Series 2001-18, 2.32%
98.4%                            due 10/01/2009 (c)(d)                                                                $     3,760

                         9,500   ABN AMRO Munitops Certificates Trust Revenue Bonds, Pennsylvania,VRDN,
                                 Series 2003-24, 2.32% due 6/01/2011 (d)(e)                                                 9,500

                        21,879   ABN AMRO Munitops Certificates Trust, VRDN, Series 1999-16, 2.57% due
                                 3/07/2007 (b)(d)                                                                          21,879

                         3,000   Allegheny County, Pennsylvania, GO, VRDN, Series C-51, 2.80% due 5/01/2027 (d)             3,000

                         4,010   Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                                 (Presbyterian University Hospital), ACES, VRDN, Series B-3, 2.57% due 3/01/2018 (d)        4,010

                         3,350   Allegheny County, Pennsylvania, IDA, Health and Housing Facilities Revenue
                                 Refunding Bonds (Longwood at Oakmont Inc.), VRDN, Senior Series B, 2.50% due
                                 7/01/2027 (d)(g)                                                                           3,350

                         3,460   Allegheny County, Pennsylvania, IDA, Health and Housing Facilities, Senior Revenue
                                 Refunding Bonds (Longwood at Oakmont Inc.), VRDN, Series A, 2.50% due 7/01/2027 (d)(g)     3,460

                                 Allegheny County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                         4,155       4% due 7/01/2006                                                                       4,206
                         4,800       (Western Pennsylvania School for the Blind), 1.70% due 7/01/2005                       4,800
                         4,500       (Western Pennsylvania School for the Blind), 2.75% due 7/01/2006                       4,500

                         7,500   Allegheny County, Pennsylvania, IDA, Revenue Refunding Bonds, MERLOTS, VRDN,
                                 Series A-48, 2.32% due 9/01/2011 (a)(d)                                                    7,500

                         2,100   Allegheny County, Pennsylvania, IDR (Residential Rental Development), VRDN, AMT,
                                 Series A, 2.64% due 7/01/2026 (d)                                                          2,100


Portfolio Abbreviations


ACES       Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
S/F        Single-Family
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA Pennsylvania Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                    Face
                    Amount       Municipal Bonds                                                                            Value
Pennsylvania        $    3,900   Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage
(concluded)                      Revenue Bonds, AMT, Series PP, 2.65% due 11/01/2035 (d)(h)                           $     3,900

                         1,180   Beaver County, Pennsylvania, IDA, IDR (Warehouse Real Estate), VRDN, AMT,
                                 Series A, 2.71% due 8/01/2008 (d)                                                          1,180

                                 Berks County, Pennsylvania, IDA, Manufacturing Facilities Revenue Bonds, VRDN,
                                 AMT (d):
                           525       (Berks Products Corporation), 2.39% due 8/01/2006                                        525
                         1,100       (Ram Industries Inc. Project), 2.45% due 12/01/2011                                    1,100

                         2,265   Berks County, Pennsylvania, IDA Revenue Bonds (World Electronics Sales), VRDN,
                                 AMT, 2.74% due 8/01/2016 (d)                                                               2,265

                         5,425   Blair County, Pennsylvania, IDA Revenue Bonds (NPC Inc. Project), VRDN, AMT, 2.71%
                                 due 9/01/2017 (d)                                                                          5,425

                         1,050   Boyertown, Pennsylvania, Area School District, GO, 3.50% due 10/01/2005 (d)(e)             1,053

                         2,835   Bradford County, Pennsylvania, IDA, EDR (Towanda Printing Company), VRDN, AMT,
                                 2.71% due 9/01/2016 (d)                                                                    2,835

                         2,340   Bradford County, Pennsylvania, IDA, Revenue Bonds (State Aggregates Inc. Project),
                                 VRDN, AMT, 2.74% due 2/01/2015 (d)                                                         2,340

                                 Bucks County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                         3,240       (Bracalentes Manufacturing Company Inc. Project), 2.74% due 6/01/2016                  3,240
                         4,500       (Harsco Corporation Project), 2.74% due 8/01/2011                                      4,500
                         3,590       (L&P Properties LP Project), Series A, 2.84% due 6/01/2014                             3,590
                           625       (Specialty Ring Products Inc.), 2.74% due 10/01/2009                                     625

                         1,810   Carbondale, Pennsylvania, IDA, IDR (JM Wells Company LP Project), VRDN, AMT, 2.69%
                                 due 9/01/2015 (d)                                                                          1,810

                         2,000   Carlisle, Pennsylvania, Area School District, GO, Refunding, PUTTERS, VRDN, Series
                                 644, 2.58% due 9/01/2010 (b)(d)                                                            2,000

                         2,300   Cheltenham Township, Pennsylvania, GO, TRAN, 3.25% due 12/30/2005                          2,311

                                 Chester County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                         2,435       (The Hankin Group), Series A, 2.74% due 12/01/2020                                     2,435
                         2,650       (West Vincent Association), Series B, 2.74% due 12/01/2020                             2,650

                         1,155   Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN, AMT, Series A,
                                 2.72% due 11/01/2017 (d)                                                                   1,155

                         2,540   Dauphin County, Pennsylvania, IDA, Revenue Bonds (Interconnection System Project),
                                 VRDN, AMT, 2.60% due 1/01/2014 (d)                                                         2,540

                         5,000   Eagle Tax-Exempt Trust, Delaware Valley, Pennsylvania, Regional Finance Authority,
                                 Local Government Revenue Bonds, VRDN, Series 2004-0026, Class A, 2.57% due
                                 8/01/2028 (a)(d)                                                                           5,000

                         5,750   Eagle Tax-Exempt Trust, Pennsylvania State, GO, Refunding, VRDN, Series 2004-0043,
                                 Class A, 2.57% due 9/01/2016 (d)                                                           5,750

                           470   Erie County, Pennsylvania, Industrial Development (Reed Manufacturing Corp. Project),
                                 VRDN, AMT, 2.77% due 6/01/2006 (d)                                                           470

                        12,800   Geisinger Authority, Pennsylvania, Health System, Revenue Refunding Bonds (Geisinger
                                 Health Systems), VRDN, 2.50% due 10/05/2005 (d)(i)                                        12,800

                         1,535   Greene County, Pennsylvania, IDA Revenue Bonds (Manufacturing Facilities-Kyowa
                                 America), VRDN, AMT, Series D, 2.72% due 7/01/2014 (d)                                     1,535

                         5,430   Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility Revenue
                                 Bonds (John XXIII Home Project), VRDN, 2.63% due 2/01/2030 (d)                             5,430

                         2,510   Hampden, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania Pipe Inc.), VRDN,
                                 AMT, 2.74% due 12/01/2014 (d)                                                              2,510

                        11,010   Indiana County, Pennsylvania, IDA, PCR, Refunding (Conemaugh Project), VRDN, AMT,
                                 Series A, 2.35% due 6/01/2027 (d)                                                         11,010

                                 Jackson Township, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                           725       (I Auman Machine Company Inc. Project), 2.74% due 6/01/2008                              725
                         4,640       (V&S Lebanon Galvanizing Project), 2.72% due 4/01/2021                                 4,640

                         6,390   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 2.57% due
                                 9/15/2020 (d)                                                                              6,390

                         4,000   Lackawanna County, Pennsylvania, GO, Refunding, VRDN, Series B, 2.59% due
                                 10/15/2029 (d)(e)                                                                          4,000

                         1,400   Lackawanna County, Pennsylvania, IDA, IDR (Herff Jones Inc. Project), VRDN, AMT,
                                 2.67% due 6/01/2026 (d)                                                                    1,400

                         9,575   Lancaster County, Pennsylvania, Hospital Authority, Health Center Revenue Refunding
                                 Bonds (Brethren Village), VRDN, 2.59% due 6/15/2020 (d)                                    9,575

                         1,200   Lancaster, Pennsylvania, IDA, IDR (Buck Company Project), VRDN, AMT, 2.39% due
                                 2/01/2010 (d)                                                                              1,200

                         3,000   Lancaster, Pennsylvania, IDA, Revenue Bonds (Student Lodgining, Inc. Project), VRDN,
                                 2.69% due 12/01/2026 (d)                                                                   3,000

                         2,555   Lehigh County, Pennsylvania, IDA, Revenue Bonds (New Columbia Joist Company), VRDN,
                                 AMT, Series B, 2.69% due 11/01/2022 (d)                                                    2,555

                         2,000   Ligonier Valley, Pennsylvania, School District, TRAN, 3.75% due 6/30/2006                  2,018

                                 Luzerne County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                           410       (Diamond Manufacturing Company), 2.74% due 5/01/2006                                     410
                         3,470       (Nardone Brothers Baking Project), AMT, 2.69% due 3/01/2019                            3,470

                         2,975   Marple Newtown, Pennsylvania, School District, TRAN, 2.82% due 6/30/2006                   2,994

                         5,000   Mercer County, Pennsylvania, GO, TRAN, 3.25% due 12/30/2005                                5,025

                         4,700   Montgomery County, Pennsylvania, IDA, Retirement Community Revenue Bonds (ACTS
                                 Retirement-Life Communities, Inc.), VRDN, 2.50% due 11/15/2029 (d)(g)                      4,700

                                 Montgomery County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                           275       (Alcom Printing Group), AMT, Series A, 2.89% due 1/01/2020                               275
                           895       (Alcom Printing Group), AMT, Series B, 2.74% due 1/01/2020                               895
                         1,435       (Big Little Association Project), Series A, 2.44% due 2/01/2019                        1,435
                         2,985       (Edmund Optical Manufacturing LLC Project), AMT, 2.74% due 4/01/2016                   2,985
                           985       (Girl Scouts of Southeastern Pennsylvania), 2.69% due 2/01/2025                          985
                         1,115       (Independent Support System Project), 2.69% due 3/01/2016                              1,115
                           400       (Jadko Inc. Project), AMT, Series B, 2.74% due 6/01/2008                                 400
                           435       (Jadko Project), AMT, Series A, 2.74% due 6/01/2020                                      435
                         1,645       (PB Hoffmann LLC Project), AMT, 2.74% due 1/01/2020                                    1,645
                         2,155       (Valley Forge Baptist), 2.69% due 9/01/2023                                            2,155

                         1,000   Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds (Laneko Engineering),
                                 VRDN, AMT, Series A, 2.69% due 4/01/2007 (d)                                               1,000

                         4,425   Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19, 2.32%
                                 due 2/15/2027 (b)(d)                                                                       4,425

                         2,500   Mount Lebanon, Pennsylvania, TRAN, 3% due 7/29/2005                                        2,502

                         4,920   Municipal Securities Trust Certificates, Pennsylvania, GO, Refunding, VRDN, Series
                                 2000-110, Class A, 2.50% due 8/17/2010 (d)                                                 4,920

                         6,000   Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN, Series
                                 2001-121, Class A, 2.30% due 12/22/2009 (c)(d)                                             6,000

                         4,445   Northampton County, Pennsylvania, General Purpose Authority Revenue Notes (Lafayette
                                 College), 3% due 11/21/2005                                                                4,462

                                 Northampton County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                         3,435       (DG Properties Inc. Project), 2.74% due 7/01/2021                                      3,435
                         2,090       (Nicos Polymers & Grinding), 2.74% due 2/01/2020                                       2,090
                         1,700       (Reale Association Project), 2.39% due 4/01/2012                                       1,700

                         3,000   Northampton Township, Pennsylvania, TRAN, 3.25% due 12/30/2005                             3,016

                         2,490   Northumberland County, Pennsylvania, IDA, Revenue Bonds (Butter Krust Baking
                                 Company Project), VRDN, AMT, 2.74% due 5/01/2011 (d)                                       2,490

                           200   Pennsylvania Economic Development Financing Authority, Development Revenue Bonds
                                 (Donald R. Kleine Living Trust), VRDN, AMT, Series A4, 2.66% due 4/01/2011 (d)               200

                                 Pennsylvania Economic Development Financing Authority, EDR, VRDN (d):
                           130       AMT, Series A6, 2.66% due 4/01/2007                                                      130
                           295       AMT, Series A6, 2.66% due 8/01/2014                                                      295
                           375       AMT, Series B8, 2.66% due 12/01/2024                                                     375
                           200       AMT, Series C2, 2.66% due 8/01/2012                                                      200
                           200       AMT, Series D4, 2.66% due 8/01/2011                                                      200
                         3,600       AMT, Series D-7, 2.66% due 8/01/2022                                                   3,600
                           250       AMT, Series G5, 2.66% due 12/01/2013                                                     250
                           900       (The Herr Group), Series H7, 2.66% due 12/01/2021                                        900
                           500       (Joseph B. Pigliacampo), AMT, Series B7, 2.66% due 5/01/2010                             500
                           375       (L.B. Foster Company), AMT, Series A2, 2.66% due 4/01/2021                               375
                           825       (Moshannon Valley Economic Development Project), AMT, Series A1, 2.66% due
                                     4/01/2017                                                                                825
                         1,200       (North American Communications Project), AMT, Series A1, 2.66% due 4/01/2011           1,200
                         4,900       (Northeast Architectural Products), AMT, Series B5, 2.66% due 8/01/2023                4,900

                           100   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                 Bonds (Pittsburgh Thermal Limited), VRDN, Series A1, 2.66% due 5/01/2022 (d)                 100

                                 Pennsylvania Economic Development Financing Authority Revenue Bonds (d):
                         1,000       (Conestoga Wood Specialists), VRDN, Series C-1, 2.74% due 3/01/2015                    1,000
                         2,665       (Waste Gas Fabricating Company Project), VRDN, AMT, Series C-3, 2.74% due
                                     4/01/2020                                                                              2,665
                         3,000       (Westrum Harleysville II Project), VRDN, AMT, 2.59% due 12/01/2034                     3,000

                                 Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue
                                 Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT (d):
                         1,900       Series A, 2.765% due 10/01/2034                                                        1,900
                         2,300       Series B, 2.50% due 10/01/2034                                                         2,300

                         1,940   Pennsylvania Energy Development Authority Revenue Bonds (B&W Ebensburg Project),
                                 VRDN, AMT, 2.31% due 12/01/2011 (d)                                                        1,940

                         6,300   Pennsylvania Housing Finance Agency, S/F Mortgage Revenue Bonds, VRDN, AMT, Series
                                 86B, 2.26% due 4/01/2035 (d)                                                               6,300

                                 Pennsylvania State, GO (d):
                        12,325       FLOATS, VRDN, Series 696, 2.57% due 5/01/2018 (e)                                     12,325
                         5,850       MERLOTS, VRDN, Series A15, 2.32% due 1/01/2017 (b)                                     5,850
                         5,000       PUTTERS, VRDN, Series 939, 2.58% due 7/01/2012                                         5,000

                         7,700   Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue Bonds,
                                 VRDN, Series A, 2.33% due 12/01/2025 (a)(d)                                                7,700

                         6,000   Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue
                                 Refunding Bonds, VRDN, AMT, Series B, 2.58% due 1/01/2017 (d)(e)                           6,000

                                 Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (d):
                         2,000       (Association of Independent Colleges & Universities), VRDN, Series M-3, 2%
                                     due 11/01/2033                                                                         2,000
                         1,500       (Cedar Crest College), VRDN, Series H2, 2.90% due 5/01/2006                            1,500

                           200   Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                                 Bonds (Carnegie Mellon University), VRDN, Series A, 2.24% due 11/01/2025 (d)                 200

                                 Pennsylvania State Public School Building Authority, School Revenue Bonds (d)(e):
                         7,800       FLOATS, VRDN, Series 958, 2.57% due 6/01/2033                                          7,800
                         2,990       MERLOTS, VRDN, Series A42, 1.80% due 7/27/2005                                         2,990

                         6,000   Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds, VRDN, AMT, Series C,
                                 2.40% due 6/15/2025 (b)(d)                                                                 6,000

                                 Philadelphia, Pennsylvania, Authority for IDR, VRDN (d):
                         4,410       (Comhar Inc. Project), 2.64% due 9/01/2023                                             4,410
                         1,515       (Henry H. Ottens Manufacturing Project), 2.44% due 10/01/2013                          1,515
                         1,120       (Interim House West Project), 2.69% due 9/01/2026                                      1,120
                         1,375       (Lannett Company Inc. Project), 2.74% due 5/01/2014                                    1,375

                         3,385   Philadelphia, Pennsylvania, Authority for Industrial Development, Airport Revenue
                                 Bonds, FLOATS, VRDN, Series 04-L17, 2.48% due 7/01/2007 (c)(d)                             3,385

                         2,395   Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, FLOATS, VRDN, Series
                                 906, 2.57% due 7/01/2017 (d)(e)                                                            2,395

                                 Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                 Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN (d):
                         9,850       Series A, 2.50% due 2/15/2014                                                          9,850
                         8,400       Series A, 2.50% due 2/15/2021                                                          8,400
                           100       Series A, 2.48% due 7/01/2022                                                            100
                           430       Series B, 2.50% due 7/01/2025                                                            430

                         2,540   Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Bonds
                                 (University of Scranton Project), VRDN, 2.70% due 5/01/2018 (d)                            2,540

                         2,585   Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Refunding
                                 Bonds, MERLOTS, VRDN, Series A-18, 2.32% due 3/01/2015 (a)(d)                              2,585

                         3,345   Somerset County, Pennsylvania, IDA, Revenue Bonds (Somerset Welding and Steel), VRDN,
                                 AMT, 2.67% due 3/02/2015 (d)                                                               3,345

                         3,270   Upper Merion, Pennsylvania, General Authority Lease, Revenue Refunding Bonds, VRDN,
                                 2.57% due 9/01/2016 (d)                                                                    3,270

                         4,080   Upper Merion, Pennsylvania, Municipal Utility Authority, Revenue Refunding Bonds,
                                 VRDN, 2.57% due 9/01/2016 (d)                                                              4,080

                        10,000   Venango, Pennsylvania, IDA, CP, 2.72% due 7/08/2005                                       10,000

                         8,835   Washington County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds
                                 (Washington Hospital Project), VRDN, 2.25% due 7/01/2005 (a)(d)                            8,835

                         2,000   Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation Project), VRDN,
                                 AMT, 2.67% due 11/01/2020 (d)                                                              2,000

                           785   Westmoreland County, Pennsylvania, IDA, Revenue Bonds (Newcomer Products), VRDN,
                                 AMT, 2.72% due 12/01/2006 (d)                                                                785

                         2,300   York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project), VRDN, AMT,
                                 2.74% due 6/01/2021 (d)                                                                    2,300


Puerto Rico - 3.5%               Government Development Bank of Puerto Rico, CP:
                         2,900       2.90% due 7/01/2005                                                                    2,900
                         2,900       2.95% due 7/01/2005                                                                    2,900
                         5,000       3.05% due 7/15/2005                                                                    5,000

                         2,000   Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                                 Class A, 2.27% due 1/25/2016 (b)(d)                                                        2,000

                         2,583   Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 911,
                                 2.54% due 8/01/2026 (d)(f)                                                                 2,583

                                 Total Investments (Cost - $443,139*) - 101.9%                                            443,139
                                 Liabilities in Excess of Other Assets - (1.9)%                                           (8,434)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   434,705
                                                                                                                      ===========

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(e) FSA Insured.

(f) CIFG Insured

(g) Radian Insured.

(h) GNMA Collateralized.

(i) Prerefunded

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Multi-State Municipal Series Trust

Date:  August 19, 2005